As filed with the Securities and Exchange Commission on November 26, 2014
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
September 30, 2014
Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)

NUMBER OF SHARES		VALUE†

Long Positions (142.4%)

Common Stocks (94.0%)

Aerospace & Defense (1.5%)

377	B/E Aerospace, Inc.	$ 31,645	*£Ø
2,785	Exelis, Inc.	46,064	Ø
155	Vectrus, Inc.	3,022	*
		80,731
Airlines (0.0%)
122	JetBlue Airways Corp.	1,296	*Ø

Auto Components (2.5%)
58	Continental AG	10,987	Ø
285	Cooper Tire & Rubber Co.	8,179
686	TRW Automotive Holdings Corp.	69,457	*±Ø
18	TS Tech Co. Ltd.	438
482	Visteon Corp.	46,875	*£Ø
		135,936
Automobiles (0.6%)
2,927	Fiat SpA	28,210	*Ø
139	Motors Liquidation Co. GUC Trust	3,398	*Ø
		31,608
Banks (4.0%)
956	1st United Bancorp., Inc.	8,145	Ø
5,153	Aozora Bank Ltd.	17,431	Ø
1,100	Bank of America Corp.	18,755
2,000	BOC Hong Kong Holdings Ltd.	6,375	Ø
456	Cascade Bancorp.	2,303	*Ø
8,000	China Construction Bank Corp. Class H	5,605	Ø
12,000	Chongqing Rural Commercial Bank Class H	5,440	Ø
200	CIT Group, Inc.	9,192	Ø
55	Citizens Financial Group, Inc.	1,288	*
300	City National Corp.	22,701
1,759	Dah Sing Banking Group Ltd.	3,140	Ø
643	Dah Sing Financial Holdings Ltd.	3,909	Ø
360	Erste Group Bank AG	8,220	Ø
6,400	Mizuho Financial Group, Inc.	11,431	Ø
1,052	OmniAmerican Bancorp, Inc.	27,341	Ø
3,450	Regions Financial Corp.	34,638	Ø
375	SunTrust Banks, Inc.	14,261
65	Synovus Financial Corp.	1,537
372	The Bank of Kentucky Financial Corp.	17,197
82	Yadkin Financial Corp.	1,489	*Ø
		220,398
Beverages (1.0%)
3,047	Cott Corp.	20,933	Ø
389	PepsiCo, Inc.	36,212	Ø
		57,145
Biotechnology (0.3%)
197	Ambit Biosciences Corp.	3,034	*
84	ARIAD Pharmaceuticals, Inc.	453	*£
500	Chelsea Therapeutics International Ltd.	55	*fNØ
95	Gilead Sciences, Inc.	10,113	*
736	QLT, Inc.	3,327	*Ø
		16,982
Building Products (0.1%)
85	Allegion PLC	4,049	Ø

Capital Markets (0.3%)
933	BGC Partners, Inc. Class A	6,932	Ø
550	DAB Bank AG	3,321	Ø
100	GFI Group, Inc.	541
300	NorthStar Asset Management Group, Inc.	5,526	*
		16,320
Chemicals (5.5%)
475	Air Products & Chemicals, Inc.	61,836	Ø
633	Ashland, Inc.	65,895	£Ø
100	Auriga Industries A/S Class B	5,187	*
113	FMC Corp.	6,462
835	Huntsman Corp.	21,702	Ø
140	Monsanto Co.	15,751	Ø
659	Rockwood Holdings, Inc.	50,381	Ø
325	Sigma-Aldrich Corp.	44,203	Ø
6	Taminco Corp.	157	*
314	WR Grace & Co.	28,555	*Ø
		300,129
Commercial Services & Supplies (1.4%)
698	Iron Mountain, Inc.	22,790	Ø
504	RR Donnelley & Sons Co.	8,296	Ø
410	The Brink's Co.	9,856	Ø
769	Tyco International Ltd.	34,274	Ø
		75,216
Communications Equipment (0.4%)
16	Comtech Telecommunications Corp.	594
325	Motorola Solutions, Inc.	20,566
697	ParkerVision, Inc.	795	*£Ø
75	Riverbed Technology, Inc.	1,391	*Ø
		23,346
Construction & Engineering (0.4%)
440	Foster Wheeler AG	13,913	Ø
200	Pike Corp.	2,378	*Ø
126	URS Corp.	7,259	£Ø
		23,550
Construction Materials (0.3%)
150	Heidelberg Cement AG	9,873	Ø
40	Martin Marietta Materials, Inc.	5,158	Ø
		15,031
Consumer Finance (0.2%)
329	Ally Financial, Inc.	7,613	*Ø
463	Carfinco Financial Group, Inc.	4,676
		12,289
Containers & Packaging (0.7%)
2,387	Nampak Ltd.	8,695
14,704	Orora Ltd.	21,113	Ø
1,870	Pact Group Holdings Ltd.	6,484
		36,292
Diversified Consumer Services (0.8%)
600	Estacio Participacoes SA ADR	6,240
1,145	Regis Corp.	18,274
609	Sotheby's	21,754	Ø
		46,268
Diversified Financial Services (1.3%)
250	GT Capital Holdings, Inc.	5,905	Ø
5,559	Nomad Holdings Ltd.	63,508	*Ø
		69,413
Diversified Telecommunication Services (2.2%)
168	BCE, Inc.	7,184
265	Enventis Corp.	4,818	Ø
6,806	Globalstar, Inc.	24,910	*±Ø
300	Intelsat SA	5,142	*Ø
725	Jazztel PLC	11,714	*
23,389	Telecom Italia SpA	20,674	Ø
414	tw telecom, inc.	17,226	*
967	Vivendi SA	23,351	*Ø
79	Ziggo NV	3,699	*
		118,718
Electric Utilities (0.2%)
400	Pepco Holdings, Inc.
		10,704	Ø
Electrical Equipment (0.2%)
31	Hubbell, Inc. Class B	3,736
200	Vacon OYJ	8,513
		12,249
Electronic Equipment, Instruments & Components (0.6%)
300	Measurement Specialties, Inc.	25,683	*Ø
400	RealD, Inc.	3,748	*±Ø
200	Viasystems Group, Inc.	3,140	*
		32,571
Energy Equipment & Services (1.3%)
200	Calfrac Well Services Ltd.	3,104
517	Dresser-Rand Group, Inc.	42,528	*±Ø
662	Noble Corp. PLC	14,709	£Ø
1,778	Paragon Offshore PLC	10,935	*£
		71,276
Food & Staples Retailing (1.2%)
605	Safeway, Inc.	20,752	£Ø
360	Sysco Corp.	13,662	£Ø
550	Walgreen Co.	32,598	Ø
		67,012
Food Products (0.9%)
134	Annie's, Inc.	6,151	*
400	Cermaq ASA	6,023
390	Chiquita Brands International, Inc.	5,538	*
299	ConAgra Foods, Inc.	9,879	Ø
210	Kellogg Co.	12,936	Ø
288	Maple Leaf Foods, Inc.	4,917
630	Oceana Group Ltd.	4,125	Ø
		49,569
Health Care Equipment & Supplies (3.2%)
603	Alere, Inc.	23,384	*Ø
500	ArthroCare Corp.	175	*fNØ
80	Baxter International, Inc.	5,742	Ø
1,325	Covidien PLC	114,626	Ø
117	Medtronic, Inc.	7,248
600	Nobel Biocare Holding AG	10,611	*
171	Smith & Nephew PLC ADR	14,396	Ø
197	Symmetry Medical, Inc.	1,988	*
		178,170
Health Care Providers & Services (1.8%)
3,089	Accretive Health, Inc.	23,971	*Ø
699	Brookdale Senior Living, Inc.	22,522	*£Ø
2,553	Extendicare, Inc.	18,738	Ø
195	Fresenius SE & Co. KGaA	9,627	Ø
679	Gentiva Health Services, Inc.	11,393	*Ø
212	Kindred Healthcare, Inc.	4,113
1,129	Mediclinic International Ltd.	9,195
		99,559
Hotels, Restaurants & Leisure (4.3%)
738	Accor SA	32,685	Ø
341	Bally Technologies, Inc.	27,519	*Ø
1,076	Bob Evans Farms, Inc.	50,938	Ø
100	Darden Restaurants, Inc.	5,146	Ø
71	Einstein Noah Restaurant Group, Inc.	1,431
231	GTECH SpA	5,467	Ø
638	International Game Technology	10,763	±Ø
1,297	Isle of Capri Casinos, Inc.	9,727	*£Ø
100	McDonald's Corp.	9,481	£
664	Morgans Hotel Group Co.	5,358	*Ø
371	Multimedia Games Holding Co., Inc.	13,360	*Ø
675	Tim Hortons, Inc.	53,174	Ø
140	Vail Resorts, Inc.	12,146	Ø
		237,195
Household Durables (0.8%)
400	Indesit Co. SpA	5,383	*Ø
1,021	Lennar Corp. Class B	32,733	Ø
198	Sony Corp.	3,594
142	Sony Corp. ADR	2,562
		44,272
Household Products (0.1%)
51	The Clorox Co.	4,898

Industrial Conglomerates (0.3%)
19,200	Alliance Global Group, Inc.	11,123	Ø
58	Danaher Corp.	4,407	Ø
		15,530
Insurance (3.8%)
150	Ambac Financial Group, Inc.	3,315	*Ø
300	Aspen Insurance Holdings Ltd.	12,831	Ø
1,772	Assured Guaranty Ltd.	39,268	Ø
330	FNF Group	9,154	Ø
278	FNFV Group	3,825	*Ø
1,679	Hartford Financial Services Group, Inc.	62,543	Ø
1,720	Insurance Australia Group Ltd.	9,216	Ø
1,242	Meadowbrook Insurance Group, Inc.	7,266	Ø
933	National Interstate Corp.	26,031	NØ
540	Protective Life Corp.	37,481	Ø
		210,930
Internet & Catalog Retail (1.3%)
359	Groupon, Inc.	2,398	*±
516	Liberty TripAdvisor Holdings, Inc. Class A	17,492	*
516	Liberty Ventures Series A	19,587	*Ø
173	Overstock.com, Inc.	2,917	*Ø
458	Shutterfly, Inc.	22,323	*±Ø
159	Travelport Worldwide Ltd.	2,617	*
100	Zalando SE	2,716	*ñf
		70,050
Internet Software & Services (2.1%)
350	AOL, Inc.	15,732	*Ø
385	Conversant, Inc.	13,186	*±
599	eBay, Inc.	33,921	*£Ø
60	Google, Inc. Class A	35,305	*Ø
282	Move, Inc.	5,911	*±Ø
55	Rackspace Hosting, Inc.	1,790	*£Ø
200	Yahoo!, Inc.	8,150	*Ø
29	Zillow, Inc. Class A	3,364	*
		117,359
Leisure Products (0.2%)
200	Hasbro, Inc.
		10,999	Ø
Life Sciences Tools & Services (0.1%)
684	Affymetrix, Inc.	5,458	*

Machinery (1.3%)
400	Crane Co.	25,284
71	Ingersoll-Rand PLC	4,002	Ø
142	Parker-Hannifin Corp.	16,209	£
422	Pentair PLC	27,637	Ø
		73,132
Media (12.8%)
1,810	CBS Corp. Class B	96,835	Ø
142	CBS Outdoor Americas, Inc.	4,251	Ø
200	Cineplex, Inc.	7,399	Ø
2,209	DIRECTV	191,123	*±Ø
948	DISH Network Corp. Class A	61,222	*Ø
800	Gray Television, Inc.	6,304	*Ø
846	Lamar Advertising Co. Class A	41,665	Ø
1,085	Liberty Global PLC Series C	44,501	*Ø
48	Liberty Media Corp. Class A	2,265	*Ø
48	Liberty Media Corp. Class C	2,255	*Ø
364	LIN Media LLC Class A	8,081	*
484	Loral Space & Communications, Inc.	34,756	*Ø
1,300	Mediaset SpA	4,955	*Ø
100	Nexstar Broadcasting Group, Inc. Class A	4,042
2,616	Sirius XM Holdings, Inc.	9,130	*Ø
1,911	Sky Deutschland AG	16,154	*Ø
778	Time Warner Cable, Inc.	111,635	Ø
404	Time Warner, Inc.	30,385	Ø
420	Tribune Media Co. Class A	27,636	*Ø
		704,594
Metals & Mining (1.8%)
62	Agnico Eagle Mines Ltd.	1,793	Ø
149	Barrick Gold Corp.	2,184	Ø
4,788	Gold Fields Ltd. ADR	18,673	Ø
352	Newmont Mining Corp.	8,114	Ø
1,610	Nyrstar NV	4,918	*
2,686	SunCoke Energy, Inc.	60,301	*Ø
228	Yamana Gold, Inc.	1,368	Ø
		97,351
Multiline Retail (2.3%)
579	Dollar General Corp.	35,383	*±Ø
1,151	Family Dollar Stores, Inc.	88,903	Ø
		124,286
Multi-Utilities (0.2%)
200	Integrys Energy Group, Inc.	12,964	Ø

Oil, Gas & Consumable Fuels (3.9%)
359	Anadarko Petroleum Corp.	36,417	Ø
89	Apache Corp.	8,354	Ø
329	Athlon Energy, Inc.	19,158	*
1,115	Cameco Corp.	19,691	Ø
156	Cheniere Energy, Inc.	12,485	*Ø
527	Eni SpA	12,504	Ø
224	Hess Corp.	21,128	Ø
43	Kinder Morgan Management LLC	4,048
600	Kodiak Oil & Gas Corp.	8,142	*Ø
576	Leucrotta Exploration, Inc.	1,111	*
621	Occidental Petroleum Corp.	59,709	Ø
56	Penn West Petroleum Ltd.	378
1,024	Talisman Energy, Inc.	8,858	£Ø
28	Whiting Petroleum Corp.	2,171	*
		214,154
Pharmaceuticals (10.1%)
100	AbbVie, Inc.	5,776
370	Actavis PLC	89,274	*Ø
810	Allergan, Inc.	144,334	±Ø
92	AstraZeneca PLC ADR	6,572	±Ø
768	Auxilium Pharmaceuticals, Inc.	22,925	*±
93	Bayer AG	12,940	Ø
1,100	Catalent, Inc.	27,533	*
350	Johnson & Johnson	37,306	Ø
110	Novartis AG	10,359
825	Pfizer, Inc.	24,395	Ø
244	Salix Pharmaceuticals Ltd.	38,123	*±
394	Shire PLC ADR	102,066	£Ø
290	Teva Pharmaceutical Industries Ltd. ADR	15,587	£Ø
283	Theravance, Inc.	4,836	£Ø
31	Valeant Pharmaceuticals International, Inc.	4,067	*
210	Zoetis, Inc.	7,760	£Ø
		553,853
Real Estate Investment Trusts (3.2%)
1,945	American Realty Capital Healthcare Trust, Inc.	20,384	Ø
861	American Realty Capital Properties, Inc.	10,384	£Ø
155	Chatham Lodging Trust	3,577
879	Colony Financial, Inc.	19,672	Ø
168	Equity Commonwealth	4,319	Ø
322	Gaming and Leisure Properties, Inc.	9,950	Ø
610	Glimcher Realty Trust	8,259
1,077	HealthLease Properties Real Estate Investment Trust	13,598	Ø
3,737	Newcastle Investment Corp.	47,385	Ø
2,056	NorthStar Realty Finance Corp.	36,330	£
		173,858
Real Estate Management & Development (0.3%)
1,000	Daiwa House Industry Co. Ltd.
		17,939	Ø
Road & Rail (0.3%)
713	Hertz Global Holdings, Inc.	18,103	*Ø

Semiconductors & Semiconductor Equipment (0.9%)
301	International Rectifier Corp.	11,811	*
236	Marvell Technology Group Ltd.	3,181
34	Montage Technology Group Ltd.	710	*Ø
126	NVIDIA Corp.	2,325
255	OmniVision Technologies, Inc.	6,748	*£Ø
1,100	Peregrine Semiconductor Corp.	13,607	*
302	RF Micro Devices, Inc.	3,485	*
449	SunEdison, Inc.	8,477	*£Ø
28	TriQuint Semiconductor, Inc.	534	*Ø
		50,878
Software (4.1%)
3,194	Compuware Corp.	33,888	±Ø
328	Concur Technologies, Inc.	41,597	*Ø
1,828	Nuance Communications, Inc.	28,179	*£Ø
685	PTC, Inc.	25,276	*Ø
185	Shanda Games Ltd. ADR	1,210	*Ø
684	TIBCO Software, Inc.	16,163	*±Ø
738	TiVo, Inc.	9,443	*±Ø
1,222	Verint Systems, Inc.	67,955	*£Ø
		223,711
Specialty Retail (1.6%)
650	ANN, Inc.	26,734	*Ø
120	Dick's Sporting Goods, Inc.	5,266	Ø
900	Office Depot, Inc.	4,626	*
200	Sanrio Co. Ltd.	5,799	Ø
171	Signet Jewelers Ltd.	19,479	Ø
158	Tiffany & Co.	15,217
300	United Arrows Ltd.	11,092	Ø
		88,213
Technology Hardware, Storage & Peripherals (1.4%)
200	Apple, Inc.	20,150	Ø
159	BlackBerry Ltd.	1,580	*Ø
75	EMC Corp.	2,195
1,138	Nokia OYJ ADR	9,627	Ø
749	Quantum Corp.	869	*Ø
436	Western Digital Corp.	42,432	Ø
		76,853
Textiles, Apparel & Luxury Goods (1.4%)
300	Asics Corp.	6,759
355	PVH Corp.	43,008	Ø
1,235	Vera Bradley, Inc.	25,540	*£Ø
		75,307
Thrifts & Mortgage Finance (0.3%)
209	Dime Community Bancshares, Inc.	3,010	Ø
1,016	Federal National Mortgage Association	2,733	*
169	Franklin Financial Corp.	3,145	*Ø
1,031	Hudson City Bancorp., Inc.	10,021
		18,909
Tobacco (0.7%)
680	Lorillard, Inc.	40,739	±Ø

Trading Companies & Distributors (0.0%)
27	NOW, Inc.	821	*

Transportation Infrastructure (0.5%)
400	Macquarie Infrastructure Co. LLC	26,680	Ø

Water Utilities (0.1%)
980	Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,948	Ø

Wireless Telecommunication Services (0.9%)
200	SoftBank Corp.	14,021	Ø
132	Sprint Corp.	837	*£Ø
1,104	T-Mobile US, Inc.	31,873	*±£Ø
19	United States Cellular Corp.	674	*
		47,405

Total Common Stocks (Cost $5,186,476)		5,170,216

Preferred Stocks (0.8%)
Automobiles (0.2%)
62	Volkswagen AG , 4.06%	12,803	Ø

Banks (0.4%)
1,063	National Bank of Greece SA , Ser. A, 9.00%	20,516	*Ø

Thrifts & Mortgage Finance (0.2%)
1,200	Federal Home Loan Mortgage Corp. , Ser. Z, 8.38%	12,360	*Øμ

Total Preferred Stocks (Cost $49,851)		45,679

Exchange Traded Funds (1.3%)
275	iShares 20+ Year Treasury Bond ETF	31,974
1,760	PowerShares DB U.S. Dollar Index Bullish Fund	40,251	*Ø

Total Exchange Traded Funds (Cost $69,561)		72,225

NUMBER OF RIGHTS		VALUE†

Rights (0.0%)
Automobiles (0.0%)
4,407	Fiat SpA, due 10/6/14	–	*fNØ

Health Care Providers & Services (0.0%)
126	Community Health Systems, Inc., due 12/31/49	4	*£

Total Rights (Cost $8)		4
NUMBER OF WARRANTS

Warrants (0.1%)
Diversified Financial Services (0.1%)
5,934	Nomad Holdings Ltd., due 4/10/17 (Cost $2,733)	3,175	*

PRINCIPAL AMOUNT

Corporate Debt Securities (6.0%)

Airlines (0.0%)
$2,000	American Airlines Group, Inc., 5.50%, due 10/1/19	1,975	≠ñ

Chemicals (0.1%)
3,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20	2,588	≠

Diversified Financial Services (0.1%)
2,000	Opal Acquisition, Inc., 8.88%, due 12/15/21	2,065	ñØ

Diversified Telecommunication Services (2.8%)
100,000	FairPoint Communications, Inc., 8.75%, due 8/15/19	104,750	ñ
50,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	47,750	Ø
		152,500
Health Care Equipment & Supplies (0.1%)
2,000	Biomet, Inc., 6.50%, due 8/1/20	2,120	£Ø

Insurance (1.0%)
50,000	Ambac Assurance Corp., 5.10%, due 6/7/20	56,875	≠ñØ

Media (0.0%)
2,000	iHeartCommunications, Inc., 9.00%, due 9/15/22	1,985	ñ

Oil, Gas & Consumable Fuels (1.0%)
55,000	Overseas Shipholding Group, Inc., 8.13%, due 3/30/18	55,962	≠Ø

Specialty Retail (0.9%)
50,000	Petco Holdings, Inc., 8.50%, due 10/15/17	50,750	cñ

Total Corporate Debt Securities (Cost $335,470)		326,820

Bank Loan Obligationsμ (9.9%)

Advertising (1.2%)
14,925	Affinion Group, Inc., 1st Lien Term Loan B, 6.75%, due 4/30/18	14,459
49,750	Authentic Brands Group LLC, 1st Lien Term Loan, 5.50%, due 5/22/21	49,501
		63,960
Aerospace & Defense (0.7%)
4,309	The SI Organization, Inc., 1st Lien Delayed Draw Term Loan, due 11/23/19	4,324	††
32,494	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 10/24/19	32,605
		36,929
Commercial Services & Supplies (0.6%)
11,173	Indiana Toll Road Concession Co. LLC, Term Loan, due 6/30/14	8,324

34,873	Indiana Toll Road Concession Co. LLC, Term Loan, 1.60%, due 6/28/15	25,998	^^
		34,322
Containers & Packaging (0.1%)
4,000	Berlin Packaging LLC, 1st Lien Term Loan, due 9/24/21	3,990	^^

Diversified Financial Services (0.9%)
50,000	Environmental Resources Management, 1st Lien Term Loan, due 5/9/21	49,562	^^

Energy Equipment & Services (0.0%)
1,129	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, 3.75%, due 5/5/16	1,134	≠

Hotels, Restaurants & Leisure (0.9%)
53,875	Caesars Entertainment Operating Co., Term Loan B, 9.75%, due 3/1/17	50,979	^^

Insurance (1.8%)
100,000	Asurion LLC, 2nd Lien Term Loan, due 2/19/21	100,906	^^

Internet Software & Services (2.1%)
49,749	The Active Network, Inc., Term Loan, 5.50%, due 11/15/20	49,314
49,878	TravelClick, Inc., 1st Lien Term Loan, 5.50%, due 5/8/21	49,379
508	Travelport LLC, due 6/30/14	7,883
10,000	Travelport LLC, Term Loan B, 6.00%, due 8/15/21	9,977
		116,553
Media (1.2%)
8,000	Endemol, 1st Lien Term Loan, 6.75%, due 8/6/21	7,777
57,000	Orion Cable GmbH, Senior Lien Term Loan, due 12/31/14	56,715	^^
		64,492
Telecommunications (0.4%)
6,983	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	6,930
14,924	NTELOS, Inc., Term Loan B, 5.75%, due 11/9/19	14,862
		21,792
Total Bank Loan Obligations (Cost $551,243)		544,619

Municipal Notes (0.8%)

Puerto Rico (0.8%)
50,000	Puerto Rico Commonwealth GO Bonds, Ser. A, 8.00%, due 7/1/35 (Cost $45,819)	44,001

NUMBER OF CONTRACTS		VALUE†

Purchased Options (0.5%)

Call Options (0.1%)
14	Applied Materials, Inc., Call, Jan 2015 @ 20	3,346
1	Applied Materials, Inc., Call, Jan 2015 @ 21	171
1	AstraZeneca PLC, Call, Jan 2015 @ 80	173	±
20	AT&T, Inc., Call, Jun 2015 @ 47	–	±f
4	BGC Partners, Inc., Call, Nov 2014 @ 10	–	[f]
2	Nuance Communications, Inc., Call, Oct 2014 @ 23	–	[f]
2	Nuance Communications, Inc., Call, Oct 2014 @ 24	–	[f]
1	Nuance Communications, Inc., Call, Jan 2015 @ 18	45
1	Office Depot, Inc., Call, Oct 2014 @ 7	–	[f]
1	Office Depot, Inc., Call, Jan 2015 @ 7	5
1	Smith & Nephew PLC, Call, Dec 2014 @ 100	50
2	Vodafone Group PLC, Call, Apr 2015 @ 38	78
		3,868
Put Options (0.4%)
1	Actavis PLC, Put, Dec 2014 @ 230	1,043
1	Allergan, Inc., Put, Jan 2015 @ 165	650	±
1	American Realty Capital Properties, Inc., Put, Oct 2014 @ 11	–	[f]
1	ARIAD Pharmaceuticals, Inc., Put, Nov 2014 @ 6	95
2	AstraZeneca PLC, Put, Oct 2014 @ 67.5	40	±
1	AstraZeneca PLC, Put, Oct 2014 @ 70	85	±
7	AT&T, Inc., Put, Jun 2015 @ 30	483	±
13	AT&T, Inc., Put, Jun 2015 @ 33	1,976	±
1	Auxilium Pharmaceuticals, Inc., Put, Oct 2014 @ 28	5	±
1	B/E Aerospace, Inc., Put, Jan 2015 @ 95	1,163
1	Burger King Worldwide, Inc., Put, Jan 2015 @ 40	1,120
6	Compuware Corp., Put, Nov 2014 @ 9	–	±f
1	Covidien PLC, Put, Oct 2014 @ 85	175
1	DIRECTV, Put, Jun 2015 @ 85	385	±
1	Dresser-Rand Group, Inc., Put, Oct 2014 @ 65	–	±f
1	EMC Corp., Put, Nov 2014 @ 29	96
1	Family Dollar Stores, Inc., Put, Oct 2014 @ 77.5	63
1	Family Dollar Stores, Inc., Put, Jan 2015 @ 75	77
16	Globalstar, Inc., Put, Apr 2015 @ 3	880	±
1	Intel Corp., Put, Oct 2014 @ 30	5
1	International Game Technology, Put, Oct 2014 @ 14	–	±f
2	iShares Russell 2000 ETF, Put, Nov 2014 @ 113	1,070	±
7	iShares Russell 2000 ETF, Put, Mar 2015 @ 105	3,409	±
1	Isle of Capri Casinos, Inc., Put, Jan 2015 @ 8	65
2	JetBlue Airways Corp., Put, Jan 2015 @ 10	114
5	Lorillard, Inc., Put, Mar 2015 @ 57.5	1,245	±
1	M&T Bank Corp., Put, Jan 2015 @ 135	1,240
1	Montage Technology Group Ltd., Put, Oct 2014 @ 20	25
1	Nuance Communications, Inc., Put, Oct 2014 @ 16	75
2	NVIDIA Corp., Put, Oct 2014 @ 17	16
2	Office Depot, Inc., Put, Oct 2014 @ 5	20
7	Office Depot, Inc., Put, Oct 2014 @ 5.5	280
1	Powershares QQQ Trust Series 1, Put, Oct 2014 @ 98	114
1	Rackspace Hosting, Inc., Put, Jan 2015 @ 30	170
1	Riverbed Technology, Inc., Put, Dec 2014 @ 18	51
1	Shire PLC, Put, Apr 2015 @ 220	530
1	Smith & Nephew PLC, Put, Oct 2014 @ 95	1,000
1	Southside Bancshares, Inc., Put, Jan 2015 @ 40	910
1	SPDR S&P 500 ETF Trust, Put, Oct 2014 @ 195	181
1	SPDR S&P 500 ETF Trust, Put, Oct 2014 @ 198	290
1	SPDR S&P 500 ETF Trust, Put, Oct 2014 @ 199	336
1	SPDR S&P 500 ETF Trust, Put, Nov 2014 @ 195	351
2	Sprint Corp., Put, Jan 2015 @ 5	38
1	Talisman Energy, Inc., Put, Apr 2015 @ 8	80
2	TIBCO Software, Inc., Put, Jan 2015 @ 21	84	±
1	Time Warner Cable, Inc., Put, Jan 2015 @ 150	1,060
2	T-Mobile US, Inc., Put, Nov 2014 @ 29	288	±
3	T-Mobile US, Inc., Put, Jan 2015 @ 32	1,125	±
1	TriQuint Semiconductor, Inc., Put, Nov 2014 @ 18	70
2	Weight Watchers International, Inc., Put, Oct 2014 @ 20	–	±f
1	Wisdom Tree Japan Hedged Equity Fund, Put, Oct 2014 @ 50	13
		22,591

Total Purchased Options (Cost $31,211)		26,459

NUMBER OF SHARES		VALUE†

Short-Term Investments (29.0%)

Money Market Fund (29.0%)
1,596,354	Dreyfus Treasury Prime Cash Management (Cost $1,596,354)	1,596,354	Ø

Total Long Positions (142.4%) (Cost $7,868,726)		7,829,552	##

Cash, receivable and other assets, less liabilities (0.4%)		2,076,445	±Ø†††

Short Positions (see summary below) ((42.8)%)		(2,352,375)

Total Net Assets (100.0%)		$ 7,553,622

Short Positions ((42.8)%)

Common Stocks Sold Short (21.9%)£ØØ

Aerospace & Defense (0.2%)
(100)	United Technologies Corp.	(10,560)
(100)	Vectrus, Inc.	(1,953)	*
		(12,513)
Airlines (0.2%)
(5,000)	ANA Holdings, Inc.	(11,630)

Auto Components (0.4%)
(150)	Autoliv, Inc.	(13,788)
(19)	Remy International, Inc.	(390)
(100)	TRW Automotive Holdings Corp.	(10,125)	*
		(24,303)
Automobiles (0.1%)
(165)	General Motors Co.	(5,270)

Banks (0.6%)
(73)	BB&T Corp.	(2,716)
(89)	Cascade Bancorp	(449)	*
(37)	M&T Bank Corp.	(4,562)
(338)	Southside Bancshares, Inc.	(11,239)
(238)	TowneBank	(3,232)
(851)	Valley National Bancorp	(8,246)
(82)	Yadkin Financial Corp.	(1,489)	*
		(31,933)
Beverages (0.5%)
(592)	The Coca-Cola Co.	(25,255)

Biotechnology (0.1%)
(64)	Gilead Sciences, Inc.	(6,813)	*

Building Products (0.1%)
(150)	Allegion PLC	(7,146)

Capital Markets (0.4%)
(235)	Cohen & Steers, Inc.	(9,033)
(315)	Janus Capital Group, Inc.	(4,580)
(560)	Prospect Capital Corp.	(5,544)
		(19,157)
Chemicals (0.6%)
(130)	International Flavors & Fragrances, Inc.	(12,464)
(109)	LyondellBasell Industries NV Class A	(11,844)
(33)	Platform Specialty Products Corp.	(826)	*
(75)	Praxair, Inc.	(9,675)
		(34,809)
Commercial Services & Supplies (0.3%)
(175)	Clean Harbors, Inc.	(9,436)	*
(200)	RR Donnelley & Sons Co.	(3,292)
(100)	The Brink's Co.	(2,404)
		(15,132)
Communications Equipment (0.4%)
(450)	ADTRAN, Inc.	(9,238)
(150)	Harris Corp.	(9,960)
(23)	QUALCOMM, Inc.	(1,720)
		(20,918)
Construction & Engineering (0.0%)
(19)	AECOM Technology Corp.	(641)	*
(63)	Pike Corp.	(749)	*
		(1,390)
Construction Materials (0.1%)
(40)	Martin Marietta Materials, Inc.	(5,158)

Containers & Packaging (0.4%)
(180)	AptarGroup, Inc.	(10,926)
(305)	Bemis Co., Inc.	(11,596)
		(22,522)
Diversified Consumer Services (0.0%)
(35)	Weight Watchers International, Inc.	(960)	*

Diversified Financial Services (0.1%)
(31)	CME Group, Inc.	(2,479)
(4)	Intercontinental Exchange, Inc.	(780)
		(3,259)
Diversified Telecommunication Services (1.3%)
(579)	AT&T, Inc.	(20,404)
(168)	BCE, Inc.	(7,184)
(122)	Consolidated Communications Holdings, Inc.	(3,056)
(196)	Level 3 Communications, Inc.	(8,963)	*
(18,399)	Telecom Italia SpA	(21,044)	*
(229)	Verizon Communications, Inc.	(11,448)
		(72,099)
Electrical Equipment (0.5%)
(155)	Emerson Electric Co.	(9,700)
(175)	Regal-Beloit Corp.	(11,244)
(75)	Rockwell Automation, Inc.	(8,241)
		(29,185)
Electronic Equipment, Instruments & Components (0.1%)
(225)	FLIR Systems, Inc.	(7,051)

Food & Staples Retailing (0.4%)
(909)	Pick n Pay Stores Ltd.	(4,241)
(399)	The Spar Group Ltd.	(4,437)
(175)	United Natural Foods, Inc.	(10,756)	*
		(19,434)
Food Products (0.1%)
(100)	ConAgra Foods, Inc.	(3,304)
(169)	Tiger Brands Ltd.	(4,720)
		(8,024)
Health Care Equipment & Supplies (1.4%)
(123)	Covidien PLC	(10,641)
(100)	IDEXX Laboratories, Inc.	(11,783)	*
(648)	Medtronic, Inc.	(40,144)
(17)	Smith & Nephew PLC ADR	(1,431)
(16)	Stryker Corp.	(1,292)
(100)	Varian Medical Systems, Inc.	(8,012)	*
(19)	Zimmer Holdings, Inc.	(1,910)
		(75,213)
Health Care Providers & Services (0.3%)
(100)	AmerisourceBergen Corp.	(7,730)
(75)	WellPoint, Inc.	(8,972)
		(16,702)
Hotels, Restaurants & Leisure (0.4%)
(124)	Burger King Worldwide, Inc.	(3,678)
(100)	Darden Restaurants, Inc.	(5,146)
(44)	Scientific Games Corp. Class A	(474)	*
(53)	Wynn Resorts Ltd.	(9,915)
		(19,213)
Household Durables (0.8%)
(1,021)	Lennar Corp. Class A	(39,646)
(140)	Panasonic Corp.	(1,665)
		(41,311)
Household Products (0.3%)
(150)	The Clorox Co.	(14,406)

Insurance (0.4%)
(335)	Brown & Brown, Inc.	(10,770)
(325)	Montpelier Re Holdings Ltd.	(10,104)
		(20,874)
Internet & Catalog Retail (0.1%)
(66)	Expedia, Inc.	(5,783)

Internet Software & Services (0.5%)
(13)	Alibaba Group Holding Ltd. ADR	(1,155)	*
(100)	eBay, Inc.	(5,663)	*
(65)	Trulia, Inc.	(3,179)	*
(200)	Yahoo!, Inc.	(8,150)	*
(20)	Yelp, Inc.	(1,365)	*
(84)	Zillow, Inc. Class A	(9,743)	*
		(29,255)
IT Services (0.4%)
(6)	Alliance Data Systems Corp.	(1,490)	*
(4)	FleetCor Technologies, Inc.	(568)	*
(85)	International Business Machines Corp.	(16,136)
(400)	The Western Union Co.	(6,416)
		(24,610)
Machinery (1.9%)
(175)	AGCO Corp.	(7,956)
(180)	Caterpillar, Inc.	(17,825)
(320)	Deere & Co.	(26,237)
(374)	Kone OYJ Class B	(14,973)
(175)	PACCAR, Inc.	(9,953)
(100)	Parker-Hannifin Corp.	(11,415)
(145)	SPX Corp.	(13,620)
		(101,979)
Media (3.1%)
(800)	CBS Corp. Class B	(42,800)
(142)	CBS Outdoor Americas, Inc.	(4,252)
(9)	Charter Communications, Inc. Class A	(1,362)	*
(623)	Comcast Corp. Class A	(33,505)
(1,465)	Dex Media, Inc.	(14,006)	*
(250)	Discovery Communications, Inc. Class A	(9,450)	*
(154)	Liberty Global PLC Class A	(6,551)	*
(260)	Liberty Global PLC Series C	(10,664)	*
(15)	Live Nation Entertainment, Inc.	(360)	*
(267)	Media General, Inc.	(3,500)	*
(874)	Sirius XM Holdings, Inc.	(3,050)	*
(200)	Tribune Media Co. Class A	(13,160)	*
(877)	Twenty-First Century Fox, Inc. Class A	(30,072)
		(172,732)
Metals & Mining (0.1%)
(62)	Agnico Eagle Mines Ltd.	(1,793)
(1,304)	B2Gold Corp.	(2,655)	*
(229)	Yamana Gold, Inc.	(1,374)
		(5,822)
Multiline Retail (0.5%)
(100)	Dollar General Corp.	(6,111)	*
(1,700)	JC Penney Co., Inc.	(17,068)	*
(95)	Kohl's Corp.	(5,798)
		(28,977)
Oil, Gas & Consumable Fuels (0.2%)
(15)	Exxon Mobil Corp.	(1,411)
(141)	Kinder Morgan, Inc.	(5,406)
(157)	Kodiak Oil & Gas Corp.	(2,130)	*
		(8,947)
Personal Products (0.1%)
(100)	The Estee Lauder Cos., Inc. Class A	(7,472)

Pharmaceuticals (1.5%)
(960)	AbbVie, Inc.	(55,450)
(73)	Actavis PLC	(17,613)	*
(5)	AstraZeneca PLC ADR	(357)
(19)	Johnson & Johnson	(2,025)
(100)	Teva Pharmaceutical Industries Ltd. ADR	(5,375)
		(80,820)
Real Estate Investment Trusts (0.6%)
(81)	American Capital Agency Corp.	(1,721)
(65)	American Tower Corp.	(6,086)
(168)	Equity Commonwealth	(4,319)
(97)	National Retail Properties, Inc.	(3,353)
(178)	Realty Income Corp.	(7,261)
(163)	Ventas, Inc.	(10,098)
(121)	Washington Prime Group, Inc.	(2,115)
		(34,953)
Semiconductors & Semiconductor Equipment (0.5%)
(700)	Fairchild Semiconductor International, Inc.	(10,871)	*
(27)	Intel Corp.	(940)
(25)	RF Micro Devices, Inc.	(289)	*
(450)	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	(9,081)
(41)	Tokyo Electron Ltd. ADR	(668)
(301)	TriQuint Semiconductor, Inc.	(5,740)	*
		(27,589)
Software (0.1%)
(100)	Nuance Communications, Inc.	(1,541)	*
(300)	TiVo, Inc.	(3,839)	*
		(5,380)
Specialty Retail (0.7%)
(150)	Cabela's, Inc.	(8,835)	*
(950)	Chico's FAS, Inc.	(14,031)
(331)	Hennes & Mauritz AB Class B	(13,687)
(19)	Tractor Supply Co.	(1,169)
		(37,722)
Technology Hardware, Storage & Peripherals (0.3%)
(450)	Logitech International SA	(5,769)	*
(225)	NCR Corp.	(7,517)	*
(400)	Nokia OYJ ADR	(3,384)
		(16,670)
Textiles, Apparel & Luxury Goods (0.7%)
(450)	Kate Spade & Co.	(11,804)	*
(200)	PVH Corp.	(24,230)
		(36,034)
Tobacco (0.0%)
(9)	Reynolds American, Inc.	(531)

Trading Companies & Distributors (0.1%)
(80)	MSC Industrial Direct Co., Inc. Class A	(6,837)
(27)	NOW, Inc.	(821)	*
		(7,658)
Wireless Telecommunication Services (0.0%)
(210)	Sprint Corp.	(1,331)	*
(13)	Vodafone Group PLC ADR	(428)
		(1,759)

Total Common Stocks Sold Short (Proceeds $(1,251,293))		(1,206,373)

Exchange Traded Funds Sold Short (19.1%)£ØØ
(695)	Energy Select Sector SPDR Fund	(62,981)
(134)	Hang Seng Investment Index Funds Series - H-Share Index ETF	(1,824)
(1,289)	Health Care Select Sector SPDR Fund	(82,380)
(403)	Industrial Select Sector SPDR Fund	(21,420)
(2,198)	iShares FTSE A50 China Index ETF	(2,584)
(101)	iShares iBoxx $ High Yield Corporate Bond ETF	(9,287)
(78)	iShares Nasdaq Biotechnology ETF	(21,343)
(1,595)	iShares Russell 2000 Fund	(174,413)
(1,186)	iShares U.S. Real Estate ETF	(82,071)
(305)	Market Vectors Gold Miners ETF	(6,512)
(129)	Market Vectors Pharmaceutical ETF	(8,201)
(63)	Market Vectors Semiconductor ETF	(3,219)
(704)	Materials Select Sector SPDR Fund	(34,911)
(25)	Nomura Nikkei 225 Exchange Traded Fund	(3,763)
(741)	Nomura TOPIX Exchange Traded Fund	(9,141)
(70)	Powershares QQQ Trust Series 1	(6,915)
(1,655)	SPDR S&P 500 ETF Trust	(326,068)
(169)	SPDR S&P Biotech ETF	(26,359)
(481)	SPDR S&P MidCap 400 ETF Trust	(119,923)
(103)	SPDR S&P Oil & Gas Exploration & Production ETF	(7,090)
(54)	SPDR S&P Regional Banking ETF	(2,044)
(625)	WisdomTree Japan Hedged Equity Fund	(32,700)

Total Exchange Traded Funds Sold Short (Proceeds $(1,043,150))		(1,045,149)

PRINCIPAL AMOUNT		VALUE†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government Sold Short (1.8%)£ØØ
$(102,000)	U.S. Treasury Note, 2.38%, due 8/15/24 (Proceeds $(101,720))	(100,853)

Total Short Positions (Proceeds $(2,396,163)		(2,352,375)

See Notes to Schedule of Investments

September 30, 2014 (Unaudited)
Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)

† In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 –unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, exchange traded funds, preferred stocks, convertible preferred stocks, purchased option contracts, written option contracts, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Fund’s investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

The value of bank loan securities is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swaps is determined by Management by obtaining valuations from an independent pricing service using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Notes to Schedule of Investments Absolute Return Multi-
Manager (Unaudited) (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of September 30, 2014:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Investments:
Common Stocks
Biotechnology	$16,927	$55	$—	$16,982
Health Care Equipment & Supplies	177,995	175	—	178,170
Internet & Catalog Retail	67,334	2,716	—	70,050
Other Common Stocks^	4,905,014	—	—	4,905,014
Total Common Stocks	5,167,270	2,946	—	5,170,216
Preferred Stocks^	45,679	—	—	45,679
Exchange Traded Funds	72,225	—	—	72,225
Rights^	4	—	—	4
Warrants^	3,175	—	—	3,175
Corporate Debt Securities^	—	326,820	—	326,820
Bank Loan Obligations
Advertising	—	14,459	49,501	63,960
Aerospace & Defense	—	36,929	—	36,929
Commercial Services & Supplies	—	25,998	8,324	34,322
Containers & Packaging	—	—	3,990	3,990
Diversified Financial Services	—	49,562	—	49,562
Energy Equipment & Services	—	1,134	—	1,134
Hotels, Restaurants & Leisure	—	50,979	—	50,979

Notes to Schedule of Investments Absolute Return Multi-
Manager (Unaudited) (cont’d)

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total

Insurance	$—	$100,906	$ —	$100,906
Internet Software & Services	—	67,174	49,379	116,553
Media	—	64,492	—	64,492
Telecommunications	—	21,792	—	21,792
Total Bank Loan Obligations	—	433,425	111,194	544,619
Municipal Notes	—	44,001	—	44,001
Purchased Options	26,459	—	—	26,459
Short-Term Investments	—	1,596,354	—	1,596,354
Total Long Positions	5,314,812	2,403,546	111,194	7,829,552

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 5/1/14	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 09/30/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/14
Investments in Securities:

Bank Loan Obligations
Advertising	$-	$18	$233	$49,500	$(250)	$-	$-	$49,501	$231
Commercial Services & Supplies	-	-	224	8,100	-	-	-	8,324	224
Containers & Packaging	-	-	10	3,980	-	-	-	3,990	10
Internet Software & Services	-	20	(19)	49,500	(122)	-	-	49,379	(20)
Total	$-	$38	$448	$111,080	$(372)	$-	$-	$111,194	$445

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended September 30, 2014, there were no transfers among any levels.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of September 30, 2014:

Asset Valuation Inputs

Forward contracts (unrealized appreciation)	$ —	$16,708	$—	$16,708
Equity swaps	—	5,149	—	5,149
Total return swaps	—	171	—	171
Total	$—	$22,028	$—	$22,028

The following is a summary categorized by Level of inputs used to value the Fund's investments as of September 30, 2014:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short^	$(1,206,373)	$—	$—	$(1,206,373)
Exchange Traded Funds Sold Short	(1,045,149)	—	—	(1,045,149)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government Sold Short	—	(100,853)	—	(100,853)
Total Short Positions	$(2,251,522)	$(100,853)	$—	$(2,352,375)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of September 30, 2014:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$—	$(4,031)	$—	$(4,031)
Total return swaps	—	(5,685)	—	(5,685)
Options written	(8,111)	—	—	(8,111)
Total	$(8,111)	$(9,716)	$—	$(17,827)

Notes to Schedule of Investments Absolute Return Multi-
Manager (Unaudited) (cont’d)

##
At September 30, 2014, the cost of investments for U.S. federal income tax purposes was $7,868,726 Gross unrealized appreciation of investments was $160,797 and gross unrealized depreciation of investments was $199,971, resulting in net unrealized depreciation of $39,174 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.
^^	All or a portion of this security has not settled as of September 30, 2014 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

±	At September 30, 2014, the Fund had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Allergan, Inc., Call	1	$155	October 2014	$(2,340)
AstraZeneca PLC, Call	1	90	January 2015	(55)
AstraZeneca PLC, Put	1	65	January 2015	(175)
AT&T, Inc., Call	20	40	June 2015	(360)
AT&T, Inc., Put	15	25	June 2015	(300)
Auxilium Pharmaceuticals, Inc., Call	1	30	October 2014	(85)
Auxilium Pharmaceuticals, Inc., Call	1	31	October 2014	(40)
Auxilium Pharmaceuticals, Inc., Call	1	30	November 2014	(105)
Compuware Corp., Call	7	11	February 2015	—[f]
Conversant, Inc., Call	2	35	December 2014	(40)
DIRECTV, Call	2	87.5	October 2014	(96)
Dollar General Corp., Call	2	62.5	October 2014	(180)
Dresser-Rand Group, Inc., Call	1	80	October 2014	(300)
Dresser-Rand Group, Inc., Call	1	85	November 2014	(15)
Globalstar, Inc., Call	4	5	April 2015	(200)
Globalstar, Inc., Call	12	6	April 2015	(420)
Groupon, Inc., Call	2	7	October 2014	(24)
International Game Technology, Call	1	17	November 2014	(31)
iShares Russell 2000 ETF, Put	7	85	March 2015	(707)
Lorillard, Inc., Put	3	57.5	December 2014	(201)
Move, Inc., Call	1	15	October 2014	(610)
RealD, Inc., Call	4	10	November 2014	(160)
Salix Pharmaceuticals Ltd., Call	1	160	October 2014	(800)
Shutterfly, Inc., Call	2	50	October 2014	(250)
TIBCO Software, Inc., Call	1	20	November 2014	(365)
TiVo, Inc., Call	1	13	October 2014	(33)
TiVo, Inc., Call	2	14	October 2014	(8)
T-Mobile US, Inc., Call	2	31	October 2014	(26)
TRW Automotive Holdings Corp., Call	1	100	October 2014	(185)
Weight Watchers International, Inc., Put	2	15	October 2014	—[f]

Total				$(8,111)

≠	Security had an event of default.
£	At September 30, 2014, the Fund had pledged securities in the amount of $329,733 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.
c	Payment-in-kind security for which part of the income earned may be paid as additional principal.
f	Value of the security was determined using methods the Board has approved in the good-faith belief the resulting valuation will reflect the fair value of the security.
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At September 30, 2014, these securities amounted to $221,116 or 4.0% of net assets for the Fund.

N	These securities have been deemed by the investment manager to be illiquid. At September 30, 2014, these securities amounted to $26,261 or 0.5% of net assets for the Fund.
Ø
All or a portion of this security or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or forward foreign currency contracts and/or swaps.

ØØ	At September 30, 2014, the Fund had deposited $2,257,799 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2014 and their final maturities.

Notes to Schedule of Investments Absolute Return Multi-
Manager (Unaudited) (cont’d)

††	As of September 30, 2014, the value of unfunded loan commitments was $4,324 pursuant to the following loan agreements:

Borrower	Principal Amount	Value
The SI Organization, Inc. 1st Lien Delayed Draw Term Loan, due 11/23/19	$4,309	$4,324

†††	At September 30, 2014, open forward contracts for the Fund were as follows:
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	26,494	$23,932	11/20/14	$(819)
Euro	J.P. Morgan Chase Bank, N.A.	57,526	73,138	11/20/14	(454)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	6,083	785	11/20/14	(2)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	2,425,279	23,517	11/20/14	(1,396)
South African Rand	J.P. Morgan Chase Bank, N.A.	312,000	28,707	11/20/14	(1,282)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	98,000	13,658	10/31/14	(78)
Total					$(4,031)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	25,000	$22,099	10/31/14	$258
Australian Dollar	J.P. Morgan Chase Bank, N.A.	44,200	40,924	11/20/14	2,363
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	11,763	10,698	11/20/14	207
Euro	J.P. Morgan Chase Bank, N.A.	56,000	71,649	10/31/14	904
Euro	J.P. Morgan Chase Bank, N.A.	83,177	111,038	11/20/14	5,946
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	145,200	18,737	11/20/14	39
Japanese Yen	J.P. Morgan Chase Bank, N.A.	8,688,750	83,975	11/20/14	4,725
Pound Sterling	J.P. Morgan Chase Bank, N.A.	6	10	11/20/14	–
South African Rand	J.P. Morgan Chase Bank, N.A.	379,379	35,240	11/20/14	1,893
Swiss Franc	J.P. Morgan Chase Bank, N.A.	9,400	10,223	11/20/14	373
Total					$16,708

At September 30, 2014, outstanding total return swap contracts for the Fund were as follows:
			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/ (Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Upfront Payments Made (Received)	Total Fair Value

J.P. Morgan Chase Bank, N.A.	$ 2,890	May 14, 2015	0.154%(1)	AMBEV SA	$(5)	$(2,267)	$-	$(2,272)
J.P. Morgan Chase Bank, N.A.	26	September 28, 2015	0.154 (2)	Hyundai Motor Co.	-	171	-	171
J.P. Morgan Chase Bank, N.A.	4,810	May 14, 2015	0.154 (3)	Piraeus Bank SA	(8)	(3,405)	-	(3,413)
Totals					$(13)	$(5,501)	$-	$(5,514)

(1) 1 month LIBOR plus 0.60% at September 15, 2015.
(2) 1 month LIBOR minus 0.75% at September 15, 2015.
(3) 1 month LIBOR plus 1.75% at September 15, 2015.

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

At September 30, 2014, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Value

J.P. Morgan Chase Bank, N.A.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	$5,149

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited) (cont'd)

* The following table represents the individual long and short positions and related values within the equity swaps as of September 30, 2014.

			Net Unrealized
Reference		Notional	Appreciation
Entity	Shares	Value(a)	(Depreciation)

Long Positions

Australia
PanAust Ltd.	277	$ 545	$ (72)
Papillon Resources Ltd.	1964	3,217	(574)
Roc Oil Co. Ltd.	2380	1,410	17
			(629)
Austria
Telekom Austria AG	443	4,007	(15)

Brazil
MMX Mineracao e Metalicos SA	8855	10,741	1,125
Canada
Athabasca Oil Corp.	6979	44,430	(8,724)
Finland
Vacon OYJ	45	1,917	(2)
France
Alstom SA	222	7,687	(94)
Credit Agricole de Normandie-Seine	5	675	(65)
Lafarge SA	61	4,360	33
Total SA	205	12,986	336
			210
Ireland
C&C Group PLC	457	2,492	(62)
Shire PLC	937	75,660	5,456
			5,394
Italy
Fiat SpA	381	-	-
Netherlands
Corio NV	158	7,968	(220)
Exact Holding NV	21	849	(106)
Ziggo NV	3010	127,422	13,586
			13,260
Spain
Atresmedia Corp de Medios de Comunicacion SA	460	6,558	443
Cia de Distribucion Integral Logista Holdings SAU	210	3,696	124
Mediaset Espana Comunicacion SA	850	9,373	1,206
			1,773
Switzerland
Nobel Biocare Holding AG	240	4,284	(23)
Schweizerische National-Versicherungs-Gesellschaft AG	126	10,707	300
Swisslog Holding AG	915	1,285	(1)
			276
United Kingdom
Associated British Foods PLC	393	17,606	(538)
AstraZeneca PLC	58	4,091	85
Diageo PLC	330	9,694	(144)
Hyder Consulting PLC	429	4,593	616
Infinis Energy PLC	2420	8,637	(6)
iomart Group PLC	446	2,028	(435)
Jazztel PLC	499	8,051	29
London Stock Exchange Group PLC	245	7,502	(82)
Mecom Group PLC	530	1,271	(38)
Perform Group PLC	669	2,798	7
Royal Dutch Shell PLC	250	9,631	(72)
Smith & Nephew PLC	199	3,409	(54)
TUI Travel PLC	889	5,249	359
Vodafone Group PLC	446	1,395	83
William Hill PLC	1076	5,991	460
			270
United States
Safeway, Inc.	1372	47,038	22

Total Long Positions of Portfolio Equity Swap Contracts			12,960

Short Positions

France
Carrefour SA	-376	$ (12,497)	$ 881
Klepierre	-180	(8,082)	199
LVMH Moet Hennessy Louis Vuitton SA	-67	(11,982)	1,091
			2,171
Germany
TUI AG	-355	(4,766)	(545)
Portugal
EDP - Energias de Portugal SA	-1410	(5,810)	(343)
South Korea
Halla Visteon Climate Control Corp.	-205	(8,701)	(1,246)
Switzerland
Helvetia Holding AG	-9	(4,140)	(230)
Holcim Ltd.	-61	(4,525)	75
			(155)
United Kingdom
AbbVie, Inc.	-490	(26,489)	(1,814)
AMEC PLC	-395	(7,698)	628
Liberty Global PLC Series A	-375	(14,857)	(1,096)
Liberty Global PLC Series C	-905	(34,436)	(2,682)
			(4,964)

Total Short Positions of Portfolio Equity Swap Contracts			(5,082)

Total Long and Short Positions of Portfolio Swap Contracts			7,878

Financing Costs and Other Payables			(2,729)

Equity Swap Contracts, at Value			$ 5,149

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

SEPTEMBER 30, 2014

Schedule of Investments Balanced Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (1.5%)
10,000	U.S. Treasury Notes, 1.25%, due 8/31/15	10,104
25,000	U.S. Treasury Notes, 0.50%, due 8/31/16	24,973
175,000	U.S. Treasury Notes, 0.25%, due 2/15/15	175,137
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $210,510)	210,214

Mortgage-Backed Securities (11.8%)

Adjustable Mixed Balance (0.1%)
6,540	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.28%, due 6/19/34	6,367	µ

Commercial Mortgage-Backed (8.0%)
83,239	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	83,420
3,281	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.51%, due 1/15/46	3,300	µ
120,536	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	119,664
28,279	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	28,187
43,653	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	43,225
58,533	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	58,271
51,815	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 6.00%, due 6/15/38	54,883	µ
30,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	32,313
100,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	104,205
100,016	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	99,620
45,064	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	46,823
108,251	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	108,884
22,417	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	22,683	ñ
81,432	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	82,963
93,172	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	96,651
18,177	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	18,320	ñ
98,738	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	98,420
		1,101,832
Mortgage-Backed Non-Agency (0.6%)
51,558	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	54,630	ñ
30,538	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	32,504	ñ
		87,134
Fannie Mae (1.6%)
63,992	Pass-Through Certificates, 3.50%, due 10/1/25	67,409
105,848	Pass-Through Certificates, 3.00%, due 9/1/27	109,408
36,652	Pass-Through Certificates, 4.50%, due 4/1/39	39,590
		216,407
Freddie Mac (1.5%)
63,760	Pass-Through Certificates, 3.50%, due 5/1/26	66,991
87,860	Pass-Through Certificates, 3.00%, due 1/1/27	90,465
50,609	Pass-Through Certificates, 4.50%, due 11/1/39	54,629
		212,085
	Total Mortgage-Backed Securities (Cost $1,650,865)	1,623,825

Corporate Debt Securities (11.9%)

Aerospace & Defense (0.0%)
5,000	L-3 Communications Corp., Guaranteed Notes, 1.50%, due 5/28/17	4,955

Auto Manufacturers (0.9%)
15,000	American Honda Finance Corp., Senior Unsecured Notes, 1.13%, due 10/7/16	15,050
25,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	24,980	ñ
80,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	80,192
		120,222
Banks (4.8%)
30,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	31,083
75,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	74,764
50,000	Deutsche Bank AG London, Senior Unsecured Notes, 1.35%, due 5/30/17	49,661
35,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	35,282
145,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	144,693
15,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	15,159
110,000	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 1.45%, due 10/30/14	110,121
125,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	126,014
75,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	75,512
		662,289
Beverages (0.0%)
5,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	5,007	ñ

Commercial Services (0.1%)
10,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	10,070	ñ

Computers (0.3%)
35,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	35,585

Diversified Financial Services (1.4%)
150,000	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	150,755
35,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	35,178	ñ
10,000	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	10,015
		195,948
Electric (0.1%)
20,000	Electricite de France SA, Senior Unsecured Notes, 1.15%, due 1/20/17	19,950	ñ

Electronics (0.2%)
25,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	24,925

Food (0.3%)
15,000	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	15,111
20,000	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	20,099	ñ
		35,210

Healthcare - Products (0.1%)
10,000	CareFusion Corp., Senior Unsecured Notes, 1.45%, due 5/15/17	9,949

Healthcare - Services (0.1%)
15,000	Ventas Realty L.P., Guaranteed Notes, 1.55%, due 9/26/16	15,102

Home Furnishings (0.1%)
15,000	Whirlpool Corp., Senior Unsecured Notes, 1.35%, due 3/1/17	14,948

Internet (0.2%)
35,000	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	35,005

Machinery Diversified (0.4%)
50,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	50,151

Media (0.5%)
10,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	9,987
10,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	9,983
45,000	Time Warner, Inc., Guaranteed Notes, 5.88%, due 11/15/16	49,371
		69,341
Mining (0.3%)
25,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	25,027
20,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 1.38%, due 6/17/16	20,117
		45,144
Oil & Gas (0.5%)
50,000	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	50,121
15,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	15,005
		65,126
Pharmaceuticals (0.7%)
30,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	30,172
10,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	9,964
55,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	55,752
		95,888
Pipelines (0.4%)
20,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	20,094
30,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	30,060
		50,154
Real Estate Investment Trusts (0.2%)
35,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 2.00%, due 2/6/17	34,983	ñ

Telecommunications (0.3%)
45,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	46,171

	Total Corporate Debt Securities (Cost $1,636,066)	1,646,123

Asset-Backed Securities (6.9%)
115,000	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	114,938
175,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.39%, due 5/15/20	174,592	µ
50,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.42%, due 9/16/19	50,049	µ
106,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.23%, due 12/16/19	105,521	µ
65,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	64,824
100,000	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.42%, due 5/15/19	100,261	µ
100,000	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.25%, due 4/24/17	99,960	µ
125,000	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	125,003
50,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	49,906
69,465	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.31%, due 4/25/23	69,351	µ
	Total Asset-Backed Securities (Cost $955,160)	954,405

Short-Term Investments (1.7%)
228,195	State Street Institutional Liquid Reserves Fund Premier Class (Cost $228,195)
		228,195
	Total Investments (100.4%) (Cost $11,343,301)	13,835,317	##

	Liabilities, less cash, receivables and other assets [(0.4%)]	(60,766)

	Total Net Assets (100.0%)	$13,774,551

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments Balanced Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (66.6%)

Aerospace & Defense (0.6%)
1,000	BE Aerospace, Inc.	83,940	*

Airlines (0.7%)
2,200	Alaska Air Group, Inc.	95,788

Banks (0.7%)
800	SVB Financial Group	89,672	*

Biotechnology (2.5%)
1,000	Alkermes PLC	42,870	*
1,750	BioMarin Pharmaceutical, Inc.	126,280	*
1,250	Cubist Pharmaceuticals, Inc.	82,925	*
250	Puma Biotechnology, Inc.	59,642	*
250	United Therapeutics Corp.	32,163	*
		343,880
Building Products (0.7%)
2,500	Fortune Brands Home & Security, Inc.	102,775

Capital Markets (1.9%)
800	Affiliated Managers Group, Inc.	160,288	*
2,000	Raymond James Financial, Inc.	107,160
		267,448
Chemicals (0.5%)
2,000	PolyOne Corp.	71,160

Commercial Services & Supplies (1.1%)
1,250	Stericycle, Inc.	145,700	*

Communications Equipment (1.9%)
2,550	ARRIS Group, Inc.	72,305	*
750	F5 Networks, Inc.	89,055	*
1,000	Palo Alto Networks, Inc.	98,100	*
		259,460
Consumer Finance (0.7%)
1,750	Portfolio Recovery Associates, Inc.	91,403	*

Containers & Packaging (0.9%)
2,000	Packaging Corp. of America	127,640

Distributors (0.7%)
3,750	LKQ Corp.	99,713	*

Diversified Financial Services (0.6%)
1,500	CBOE Holdings, Inc.	80,288

Electrical Equipment (0.9%)
2,500	AMETEK, Inc.	125,525

Electronic Equipment, Instruments & Components (1.9%)
950	Amphenol Corp. Class A	94,867
3,000	CDW Corp.	93,150
1,000	Zebra Technologies Corp. Class A	70,970	*
		258,987
Energy Equipment & Services (0.5%)
1,000	Oceaneering International, Inc.	65,170

Food & Staples Retailing (0.6%)
1,000	PriceSmart, Inc.	85,640

Food Products (1.4%)
1,000	TreeHouse Foods, Inc.	80,500	*
3,000	WhiteWave Foods Co.	108,990	*
		189,490
Health Care Equipment & Supplies (1.2%)
500	Cooper Cos., Inc.	77,875
3,000	Wright Medical Group, Inc.	90,900	*
		168,775
Health Care Providers & Services (4.6%)
2,750	Acadia Healthcare Co., Inc.	133,375	*
3,000	Envision Healthcare Holdings, Inc.	104,040	*
2,750	HealthSouth Corp.	101,475
600	IPC The Hospitalist Co., Inc.	26,874	*
1,150	Omnicare, Inc.	71,599
1,250	Universal Health Services, Inc. Class B	130,625
1,000	WellCare Health Plans, Inc.	60,340	*
		628,328
Health Care Technology (1.1%)
2,500	Cerner Corp.	148,925	*

Hotels, Restaurants & Leisure (1.4%)
700	Buffalo Wild Wings, Inc.	93,989	*
4,250	MGM Resorts International	96,815	*
		190,804
Household Durables (0.6%)
2,400	Newell Rubbermaid, Inc.	82,584

Industrial Conglomerates (0.8%)
800	Roper Industries, Inc.	117,032

Internet & Catalog Retail (0.4%)
1,500	HomeAway, Inc.	53,250	*

Internet Software & Services (1.2%)
1,000	Akamai Technologies, Inc.	59,800	*
1,250	Demandware, Inc.	63,650	*
2,000	Pandora Media, Inc.	48,320	*
		171,770
IT Services (2.2%)
600	Alliance Data Systems Corp.	148,962	*
750	Fiserv, Inc.	48,476	*
700	FleetCor Technologies, Inc.	99,484	*
		296,922
Leisure Products (0.8%)
750	Polaris Industries, Inc.	112,343

Life Sciences Tools & Services (1.2%)
1,000	ICON PLC	57,230	*
700	Illumina, Inc.	114,744	*
		171,974
Machinery (1.8%)
1,000	Dover Corp.	80,330
1,350	Pall Corp.	112,995
750	Wabtec Corp.	60,780
		254,105
Media (0.4%)
350	Charter Communications, Inc. Class A	52,980	*

Multiline Retail (1.1%)
1,750	Dollar Tree, Inc.	98,122	*
2,500	Tuesday Morning Corp.	48,513	*
		146,635
Oil, Gas & Consumable Fuels (2.2%)
1,350	Antero Resources Corp.	74,101	*
2,000	Cabot Oil & Gas Corp.	65,380
850	Concho Resources, Inc.	106,581	*
1,250	Oasis Petroleum, Inc.	52,263	*
		298,325
Pharmaceuticals (2.8%)
2,750	Akorn, Inc.	99,742	*
1,250	Endo International PLC	85,425	*
400	Mallinckrodt PLC	36,060	*
1,750	Mylan, Inc.	79,608	*
500	Salix Pharmaceuticals Ltd.	78,120	*
		378,955
Professional Services (1.7%)
600	Advisory Board Co.	27,954	*
2,500	Verisk Analytics, Inc. Class A	152,225	*
1,250	WageWorks, Inc.	56,912	*
		237,091
Real Estate Management & Development (0.7%)
750	Jones Lang LaSalle, Inc.	94,755

Road & Rail (1.4%)
1,300	J.B. Hunt Transport Services, Inc.	96,265
1,400	Old Dominion Freight Line, Inc.	98,896	*
		195,161
Semiconductors & Semiconductor Equipment (4.9%)
2,300	Avago Technologies Ltd.	200,100
1,500	Cavium, Inc.	74,595	*
1,250	Lam Research Corp.	93,375
2,000	Microchip Technology, Inc.	94,460
1,750	Monolithic Power Systems, Inc.	77,087
2,000	NXP Semiconductors NV	136,860	*
		676,477
Software (3.7%)
4,250	Activision Blizzard, Inc.	88,357
1,000	Autodesk, Inc.	55,100	*
1,350	Electronic Arts, Inc.	48,074	*
1,250	ServiceNow, Inc.	73,475	*
850	Splunk, Inc.	47,056	*
1,750	Synchronoss Technologies, Inc.	80,115	*
400	Ultimate Software Group, Inc.	56,604	*
700	Workday, Inc. Class A	57,750	*
		506,531
Specialty Retail (5.5%)
750	Advance Auto Parts, Inc.	97,725
1,150	Cabela's, Inc.	67,735	*
900	Lithia Motors, Inc. Class A	68,121
1,000	O'Reilly Automotive, Inc.	150,360	*
1,250	Ross Stores, Inc.	94,475
600	Signet Jewelers Ltd.	68,346
1,700	Tractor Supply Co.	104,567
1,500	Williams-Sonoma, Inc.	99,855
		751,184
Technology Hardware, Storage & Peripherals (0.6%)
900	SanDisk Corp.	88,155

Textiles, Apparel & Luxury Goods (3.3%)
1,150	Carter's, Inc.	89,148
1,500	Hanesbrands, Inc.	161,160
2,750	Kate Spade & Co.	72,132	*
2,000	Under Armour, Inc. Class A	138,200	*
		460,640
Trading Companies & Distributors (0.8%)
1,000	United Rentals, Inc.	111,100	*

Wireless Telecommunication Services (1.4%)
1,750	SBA Communications Corp. Class A	194,075	*

Total Common Stocks (Cost $6,662,505)		9,172,555

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (99.1%)

Aerospace & Defense (0.9%)
800	BE Aerospace, Inc.	67,152	*

Airlines (1.0%)
1,800	Alaska Air Group, Inc.	78,372

Banks (1.0%)
700	SVB Financial Group	78,463	*

Biotechnology (4.0%)
1,000	Alkermes PLC	42,870	*
1,500	BioMarin Pharmaceutical, Inc.	108,240	*
1,100	Cubist Pharmaceuticals, Inc.	72,974	*
200	Puma Biotechnology, Inc.	47,714	*
250	United Therapeutics Corp.	32,162	*
		303,960
Building Products (1.1%)
2,000	Fortune Brands Home & Security, Inc.	82,220

Capital Markets (2.8%)
650	Affiliated Managers Group, Inc.	130,234	*
1,500	Raymond James Financial, Inc.	80,370
		210,604
Chemicals (0.8%)
1,750	PolyOne Corp.	62,265

Commercial Services & Supplies (1.5%)
1,000	Stericycle, Inc.	116,560	*

Communications Equipment (2.9%)
2,250	ARRIS Group, Inc.	63,799	*
650	F5 Networks, Inc.	77,181	*
800	Palo Alto Networks, Inc.	78,480	*
		219,460
Consumer Finance (1.0%)
1,500	Portfolio Recovery Associates, Inc.	78,345	*

Containers & Packaging (1.3%)
1,500	Packaging Corp. of America	95,730

Distributors (1.1%)
3,250	LKQ Corp.	86,418	*

Diversified Financial Services (0.9%)
1,250	CBOE Holdings, Inc.	66,906

Electrical Equipment (1.5%)
2,350	AMETEK, Inc.	117,994

Electronic Equipment, Instruments & Components (2.8%)
850	Amphenol Corp. Class A	84,881
2,500	CDW Corp.	77,625
750	Zebra Technologies Corp. Class A	53,227	*
		215,733
Energy Equipment & Services (0.6%)
700	Oceaneering International, Inc.	45,619

Food & Staples Retailing (1.0%)
850	PriceSmart, Inc.	72,794

Food Products (2.1%)
850	TreeHouse Foods, Inc.	68,425	*
2,500	WhiteWave Foods Co.	90,825	*
		159,250
Health Care Equipment & Supplies (1.8%)
400	Cooper Cos., Inc.	62,300
2,500	Wright Medical Group, Inc.	75,750	*
		138,050
Health Care Providers & Services (6.7%)
2,250	Acadia Healthcare Co., Inc.	109,125	*
2,500	Envision Healthcare Holdings, Inc.	86,700	*
2,250	HealthSouth Corp.	83,025
500	IPC The Hospitalist Co., Inc.	22,395	*
900	Omnicare, Inc.	56,034
1,000	Universal Health Services, Inc. Class B	104,500
750	WellCare Health Plans, Inc.	45,255	*
		507,034
Health Care Technology (1.6%)
2,000	Cerner Corp.	119,140	*

Hotels, Restaurants & Leisure (2.1%)
600	Buffalo Wild Wings, Inc.	80,562	*
3,400	MGM Resorts International	77,452	*
		158,014
Household Durables (0.9%)
1,900	Newell Rubbermaid, Inc.	65,379

Industrial Conglomerates (1.4%)
750	Roper Industries, Inc.	109,718

Internet & Catalog Retail (0.6%)
1,250	HomeAway, Inc.	44,375	*

Internet Software & Services (2.0%)
1,000	Akamai Technologies, Inc.	59,800	*
1,000	Demandware, Inc.	50,920	*
1,750	Pandora Media, Inc.	42,280	*
		153,000
IT Services (3.3%)
500	Alliance Data Systems Corp.	124,135	*
650	Fiserv, Inc.	42,013	*
600	FleetCor Technologies, Inc.	85,272	*
		251,420
Leisure Products (1.2%)
600	Polaris Industries, Inc.	89,874

Life Sciences Tools & Services (1.7%)
750	ICON PLC	42,923	*
550	Illumina, Inc.	90,156	*
		133,079
Machinery (2.6%)
850	Dover Corp.	68,280
950	Pall Corp.	79,515
600	Wabtec Corp.	48,624
		196,419
Media (0.5%)
250	Charter Communications, Inc. Class A	37,843	*

Multiline Retail (1.6%)
1,500	Dollar Tree, Inc.	84,105	*
2,000	Tuesday Morning Corp.	38,810	*
		122,915
Oil, Gas & Consumable Fuels (3.4%)
1,250	Antero Resources Corp.	68,612	*
1,500	Cabot Oil & Gas Corp.	49,035
750	Concho Resources, Inc.	94,042	*
1,050	Oasis Petroleum, Inc.	43,901	*
		255,590
Pharmaceuticals (4.0%)
2,250	Akorn, Inc.	81,607	*
1,000	Endo International PLC	68,340	*
300	Mallinckrodt PLC	27,045	*
1,450	Mylan, Inc.	65,961	*
400	Salix Pharmaceuticals Ltd.	62,496	*
		305,449
Professional Services (2.4%)
500	Advisory Board Co.	23,295	*
1,900	Verisk Analytics, Inc. Class A	115,691	*
1,000	WageWorks, Inc.	45,530	*
		184,516
Real Estate Management & Development (1.1%)
650	Jones Lang LaSalle, Inc.	82,121

Road & Rail (2.1%)
1,100	J.B. Hunt Transport Services, Inc.	81,455
1,150	Old Dominion Freight Line, Inc.	81,236	*
		162,691
Semiconductors & Semiconductor Equipment (7.3%)
1,900	Avago Technologies Ltd.	165,300
1,300	Cavium, Inc.	64,649	*
1,050	Lam Research Corp.	78,435
1,650	Microchip Technology, Inc.	77,929
1,500	Monolithic Power Systems, Inc.	66,075
1,500	NXP Semiconductors NV	102,645	*
		555,033
Software (5.7%)
3,500	Activision Blizzard, Inc.	72,765
1,000	Autodesk, Inc.	55,100	*
1,250	Electronic Arts, Inc.	44,513	*
1,000	ServiceNow, Inc.	58,780	*
700	Splunk, Inc.	38,752	*
1,500	Synchronoss Technologies, Inc.	68,670	*
350	Ultimate Software Group, Inc.	49,528	*
600	Workday, Inc. Class A	49,500	*
		437,608
Specialty Retail (7.3%)
650	Advance Auto Parts, Inc.	84,695
750	Lithia Motors, Inc. Class A	56,767
750	O'Reilly Automotive, Inc.	112,770	*
1,000	Ross Stores, Inc.	75,580
500	Signet Jewelers Ltd.	56,955
1,400	Tractor Supply Co.	86,114
1,300	Williams-Sonoma, Inc.	86,541
		559,422
Technology Hardware, Storage & Peripherals (1.0%)
750	SanDisk Corp.	73,462

Textiles, Apparel & Luxury Goods (5.0%)
950	Carter's, Inc.	73,644
1,300	Hanesbrands, Inc.	139,672
2,300	Kate Spade & Co.	60,329	*
1,600	Under Armour, Inc. Class A	110,560	*
		384,205
Trading Companies & Distributors (1.5%)
1,000	United Rentals, Inc.	111,100	*

Wireless Telecommunication Services (2.0%)
1,400	SBA Communications Corp. Class A	155,260	*

Total Common Stocks (Cost $5,364,617)		7,550,562

Short-Term Investments (1.6%)
123,158	State Street Institutional Liquid Reserves Fund Premier Class (Cost $123,158)	123,158

Total Investments (100.7%) (Cost $5,487,775)		7,673,720	##

Liabilities, less cash, receivables and other assets [(0.7%)]		(52,477)

Total Net Assets (100.0%)		$7,621,243

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments Guardian Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (99.0%)

Auto Components (1.4%)
21,894	BorgWarner, Inc.	1,151,843

Banks (3.5%)
70,068	U.S. Bancorp	2,930,945

Beverages (5.8%)
32,447	Anheuser-Busch InBev NV ADR	3,596,750
30,293	Coca-Cola Co.	1,292,299
		4,889,049
Chemicals (1.0%)
13,986	FMC Corp.	799,859

Consumer Finance (4.5%)
43,002	American Express Co.	3,764,395

Diversified Financial Services (9.4%)
33,827	Berkshire Hathaway, Inc. Class B	4,672,862	*
16,151	Intercontinental Exchange, Inc.	3,150,252
		7,823,114
Diversified Telecommunication Services (1.6%)
31,508	tw telecom, inc.	1,311,048	*

Energy Equipment & Services (2.7%)
22,460	Schlumberger Ltd.	2,283,957

Food & Staples Retailing (2.7%)
18,151	Costco Wholesale Corp.	2,274,683

Health Care Equipment & Supplies (2.3%)
46,352	Abbott Laboratories	1,927,780

Household Durables (5.3%)
129,425	Newell Rubbermaid, Inc.	4,453,514

Household Products (1.5%)
15,101	Procter & Gamble Co.	1,264,558

Industrial Conglomerates (7.6%)
20,292	3M Co.	2,874,970
46,008	Danaher Corp.	3,495,688
		6,370,658
Industrial Gases (1.9%)
12,414	Praxair, Inc.	1,601,406

Insurance (4.2%)
139,564	Progressive Corp.	3,528,178

Internet Software & Services (3.5%)
51,789	eBay, Inc.	2,932,811	*

IT Services (4.2%)
39,347	Computer Sciences Corp.	2,406,069
14,575	MasterCard, Inc. Class A	1,077,384
		3,483,453
Leisure Products (3.0%)
16,868	Polaris Industries, Inc.	2,526,658

Machinery (2.6%)
31,506	Lincoln Electric Holdings, Inc.	2,178,167

Multi-Utilities (2.0%)
37,960	Wisconsin Energy Corp.	1,632,280

Oil, Gas & Consumable Fuels (3.0%)
37,004	Noble Energy, Inc.	2,529,593

Pharmaceuticals (5.9%)
8,054	Roche Holding AG	2,378,370
45,537	Sanofi ADR	2,569,653
		4,948,023
Semiconductors & Semiconductor Equipment (7.6%)
45,092	Microchip Technology, Inc.	2,129,695
87,982	Texas Instruments, Inc.	4,195,862
		6,325,557
Software (3.2%)
30,401	Intuit, Inc.	2,664,648

Specialty Retail (4.6%)
64,399	TJX Cos., Inc.	3,810,489

Trading Companies & Distributors (4.0%)
39,616	NOW, Inc.	1,204,723	*
8,497	W.W. Grainger, Inc.	2,138,270
		3,342,993
Total Common Stocks (Cost $58,495,462)		82,749,659

Short-Term Investments (1.3%)
1,121,157	State Street Institutional Treasury Money Market Fund Premier Class (Cost $1,121,157)	1,121,157

Total Investments (100.3%) (Cost $59,616,619)		83,870,816	##

Liabilities, less cash, receivables and other assets [(0.3%)]		(252,823)

Total Net Assets (100.0%)		$ 83,617,993

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments International Equity Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (96.7%)

Australia (1.5%)
88,835	Brambles Ltd.	740,461
245,900	Spotless Group Holdings Ltd.	389,689	*
		1,130,150
Austria (1.1%)
15,740	Andritz AG	838,084

Belgium (0.8%)
13,785	Colruyt SA	607,415

Brazil (0.9%)
95,950	SLC Agricola SA	643,260

Canada (7.6%)
27,570	Alimentation Couche-Tard, Inc. Class B	881,541
59,525	ATS Automation Tooling Systems, Inc.	689,351	*
20,188	Cenovus Energy, Inc.	543,117
43,562	Corus Entertainment, Inc., B Shares	967,353
12,468	MacDonald, Dettwiler & Associates Ltd.	932,359
17,600	ShawCor Ltd.	887,897
20,200	Suncor Energy, Inc.	731,020
		5,632,638
China (1.4%)
591,500	PICC Property & Casualty Co. Ltd., H Shares	1,048,190

Denmark (1.5%)
35,940	Sydbank A/S	1,093,817	*

France (8.4%)
8,370	Arkema SA	560,869
10,400	BNP Paribas SA	690,229
6,590	Pernod-Ricard SA	745,861
11,700	Publicis Groupe SA	801,782
48,602	Rexel SA	907,631
10,665	Sanofi	1,205,898
13,561	Sodexo	1,326,556
		6,238,826
Germany (10.9%)
7,065	Bayer AG	983,012
19,425	Brenntag AG	950,741
4,185	Continental AG	792,753
12,276	Deutsche Boerse AG	824,342
14,393	Gerresheimer AG	931,113
8,670	Henkel AG & Co. KGaA, Preference Shares	863,118
5,596	Linde AG	1,071,127
10,735	SAP SE ADR	774,638
4,217	Volkswagen AG, Preference Shares	870,844
		8,061,688
Ireland (0.6%)
8,735	DCC PLC	483,550
Israel (3.3%)
546,215	Bezeq Israeli Telecommunication Corp. Ltd.	942,890
21,755	Check Point Software Technologies Ltd.	1,506,316	*
		2,449,206
Italy (1.0%)
29,500	Azimut Holding SpA	742,608

Japan (13.8%)
6,500	FANUC Corp.	1,174,060
62,600	KANSAI PAINT Co. Ltd.	934,933
2,600	KEYENCE Corp.	1,129,966
20,800	Nihon Kohden Corp.	1,092,391
14,100	PIGEON Corp.	798,368
4,000	SMC Corp.	1,103,260
12,900	SOFTBANK Corp.	904,382
15,800	SUGI HOLDINGS Co. Ltd.	663,405
25,900	Sundrug Co. Ltd.	1,151,242
22,300	TOYOTA MOTOR Corp.	1,314,109
		10,266,116
Korea (1.4%)
1,835	Samsung Electronics Co. Ltd. GDR	1,024,100

Netherlands (5.2%)
12,235	Akzo Nobel NV	837,133
11,810	ASML Holding NV	1,169,764
23,000	Euronext NV	562,121	ñ*
40,433	Koninklijke Ahold NV	654,030
17,921	Nutreco NV	651,251
		3,874,299
Norway (2.9%)
66,266	DNB ASA	1,240,108
246,655	Norwegian Property ASA	368,941	*
88,829	ProSafe SE	520,097
		2,129,146
Singapore (2.1%)
13,525	Jardine Matheson Holdings Ltd.	806,090
45,000	United Overseas Bank Ltd.	790,154
		1,596,244
Sweden (1.7%)
21,357	Elekta AB, B Shares	209,924
80,950	Telefonaktiebolaget LM Ericsson, B Shares	1,020,688
		1,230,612
Switzerland (12.2%)
2,401	Bucher Industries AG	616,287
4,200	Cie Financiere Richemont SA	343,313
804	Givaudan SA	1,281,575	*
20,900	Julius Baer Group Ltd.	933,963	*
2,860	Partners Group Holding AG	751,705
3,996	Roche Holding AG	1,180,030
487	SGS SA	1,007,580
279	Sika AG	964,691
5,400	Sonova Holding AG	860,393
4,935	Sulzer AG	605,168
4,700	Tecan Group AG	493,330
		9,038,035
United Kingdom (17.1%)
137,941	Amlin PLC	967,863
10,860	Aon PLC	952,096
153,100	Barclays PLC	563,129
45,830	Bunzl PLC	1,192,475
69,210	Diploma PLC	773,618
218,940	Mitie Group PLC	1,018,417
44,300	Prudential PLC	984,848
78,354	Reed Elsevier PLC	1,252,646
193,690	RPS Group PLC	819,542
12,240	SABMiller PLC	678,315
63,900	St. James's Place PLC	753,570
45,535	Synergy Health PLC	1,079,975
200,200	TalkTalk Telecom Group PLC	969,057
26,402	Travis Perkins PLC	709,358
1	Tullow Oil PLC	10
		12,714,919
United States (1.3%)
22,225	Nielsen NV	985,234

Total Common Stocks (Cost $70,777,860)		71,828,137

Short-Term Investments (2.5%)
1,875,229	State Street Institutional Treasury Money Market Fund Premier Class (Cost $1,875,229)	1,875,229

Total Investments (99.2%) (Cost $72,653,089)		73,703,366	##

Cash, receivables and other assets, less liabilities (0.8%)		576,293

Total Net Assets (100.0%)		$ 74,279,659

See Notes to Schedule of Investments

LONG POSITIONS BY INDUSTRY
International Equity Portfolio (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Chemicals	$5,650,328	7.5%
Machinery	5,026,210	6.8%
Insurance	4,706,567	6.3%
Trading Companies & Distributors	4,533,823	6.1%
Banks	4,377,437	5.9%
Food & Staples Retailing	3,957,633	5.3%
Pharmaceuticals	3,368,940	4.5%
Media	3,021,781	4.1%
Commercial Services & Supplies	2,968,109	4.0%
Capital Markets	2,428,276	3.3%
Software	2,280,954	3.1%
Automobiles	2,184,953	2.9%
Health Care Equipment & Supplies	2,162,708	2.9%
Professional Services	1,992,814	2.7%
Diversified Telecommunication Services	1,911,947	2.6%
Household Products	1,661,486	2.2%
Life Sciences Tools & Services	1,424,443	1.9%
Beverages	1,424,176	1.9%
Energy Equipment & Services	1,407,994	1.9%
Diversified Financial Services	1,386,463	1.9%
Hotels, Restaurants & Leisure	1,326,556	1.8%
Food Products	1,294,511	1.7%
Industrial Conglomerates	1,289,640	1.7%
Oil, Gas & Consumable Fuels	1,274,147	1.7%
Semiconductors & Semiconductor Equipment	1,169,764	1.6%
Electronic Equipment, Instruments & Components	1,129,966	1.5%
Health Care Providers & Services	1,079,975	1.5%
Technology Hardware, Storage & Peripherals	1,024,100	1.4%
Communications Equipment	1,020,688	1.4%
Aerospace & Defense	932,359	1.3%
Wireless Telecommunication Services	904,382	1.2%
Auto Components	792,753	1.1%
Real Estate Management & Development	368,941	0.5%
Textiles, Apparel & Luxury Goods	343,313	0.5%
Short-Term Investments and Other Assets-Net	2,451,522	3.3%

	$74,279,659	100.0%

SEPTEMBER 30, 2014

Schedule of Investments Large Cap Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (93.9%)

Airlines (5.0%)
44,047	American Airlines Group, Inc.	1,562,788
11,283	Delta Air Lines, Inc.	407,880
31,872	United Continental Holdings, Inc.	1,491,291	*
		3,461,959
Automobiles (0.9%)
40,702	Ford Motor Co.	601,983

Banks (12.3%)
23,984	Citigroup, Inc.	1,242,851
14,134	Comerica, Inc.	704,721
36,976	JPMorgan Chase & Co.	2,227,434
11,119	M&T Bank Corp.	1,370,862
11,106	PNC Financial Services Group, Inc.	950,451
46,691	Regions Financial Corp.	468,778
97,566	Sumitomo Mitsui Financial Group, Inc. ADR	800,041
13,772	Wells Fargo & Co.	714,354
		8,479,492
Capital Markets (7.0%)
35,945	Bank of New York Mellon Corp.	1,392,150
10,738	Goldman Sachs Group, Inc.	1,971,175
27,853	Invesco Ltd.	1,099,636
9,075	Morgan Stanley	313,723
		4,776,684
Chemicals (2.3%)
13,379	Dow Chemical Co.	701,595
7,931	LyondellBasell Industries NV Class A	861,782
		1,563,377
Communications Equipment (2.1%)
56,821	Cisco Systems, Inc.	1,430,185

Diversified Financial Services (3.0%)
18,670	CME Group, Inc.	1,492,760
2,827	Intercontinental Exchange, Inc.	551,406
		2,044,166
Electric Utilities (1.8%)
4,417	Duke Energy Corp.	330,259
25,750	Exelon Corp.	877,818
		1,208,077
Electrical Equipment (1.8%)
18,978	Eaton Corp. PLC	1,202,636

Electronic Equipment, Instruments & Components (0.8%)
29,255	Corning, Inc.	565,792

Energy Equipment & Services (1.9%)
8,276	Halliburton Co.	533,885
132,659	McDermott International, Inc.	758,809	*
		1,292,694
Food & Staples Retailing (1.0%)
9,086	Wal-Mart Stores, Inc.	695,249

Food Products (1.2%)
22,328	WhiteWave Foods Co.	811,176	*

Health Care Equipment & Supplies (1.8%)
4,698	Baxter International, Inc.	337,175
41,422	Boston Scientific Corp.	489,194	*
16,935	Hologic, Inc.	412,029	*
		1,238,398
Health Care Providers & Services (2.2%)
5,778	Tenet Healthcare Corp.	343,155	*
13,694	UnitedHealth Group, Inc.	1,181,108
		1,524,263
Hotels, Restaurants & Leisure (2.6%)
43,831	Carnival Corp.	1,760,691

Independent Power and Renewable Electricity Producers (0.9%)
27,984	Calpine Corp.	607,253	*

Industrial Conglomerates (2.0%)
54,631	General Electric Co.	1,399,646

Insurance (5.5%)
37,924	Lincoln National Corp.	2,031,968
32,634	MetLife, Inc.	1,753,098
		3,785,066
Machinery (8.4%)
5,987	Caterpillar, Inc.	592,893
8,920	Cummins, Inc.	1,177,262
16,636	Joy Global, Inc.	907,327
14,423	Kubota Corp. ADR	1,135,090
6,823	Pall Corp.	571,085
42,873	Terex Corp.	1,362,075
		5,745,732
Metals & Mining (3.9%)
3,485	Carpenter Technology Corp.	157,347
55,499	Newmont Mining Corp.	1,279,252
31,699	United States Steel Corp.	1,241,650
		2,678,249
Multi-Utilities (1.0%)
10,225	Dominion Resources, Inc.	706,445

Multiline Retail (3.3%)
50,972	JC Penney Co., Inc.	511,759	*
13,540	Kohl's Corp.	826,346
14,986	Target Corp.	939,323
		2,277,428
Oil, Gas & Consumable Fuels (6.4%)
14,252	Antero Resources Corp.	782,292	*
5,110	Apache Corp.	479,676
11,292	Chevron Corp.	1,347,361
6,936	Devon Energy Corp.	472,897
8,620	Occidental Petroleum Corp.	828,813
7,289	Range Resources Corp.	494,267
		4,405,306
Pharmaceuticals (5.9%)
11,112	Eli Lilly & Co.	720,613
12,868	Johnson & Johnson	1,371,600
20,617	Merck & Co., Inc.	1,222,176
13,562	Teva Pharmaceutical Industries Ltd. ADR	728,958
		4,043,347
Semiconductors & Semiconductor Equipment (3.4%)
28,617	Freescale Semiconductor Ltd.	558,890	*
51,998	Intel Corp.	1,810,570
		2,369,460
Software (2.0%)
28,982	Microsoft Corp.	1,343,605

Specialty Retail (1.1%)
53,207	American Eagle Outfitters, Inc.	772,566

Technology Hardware, Storage & Peripherals (1.0%)
7,011	SanDisk Corp.	686,727

Textiles, Apparel & Luxury Goods (1.4%)
5,864	Ralph Lauren Corp.	965,977

Total Common Stocks (Cost $57,399,508)		64,443,629

Exchange Traded Funds (3.7%)
103,765	Direxion Daily S&P 500 Bear 3X Shares (Cost $2,784,213)	2,560,920	*

Short-Term Investments (3.3%)
2,235,880	State Street Institutional Liquid Reserves Fund Premier Class (Cost $2,235,880)	2,235,880

Total Investments (100.9%) (Cost $62,419,601)		69,240,429	##

Liabilities, less cash, receivables and other assets [(0.9%)]		(589,998)

Total Net Assets (100.0%)		$ 68,650,431

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (94.3%)

Aerospace & Defense (0.8%)
20,000	BE Aerospace, Inc.	1,678,800	*

Airlines (1.0%)
45,000	Alaska Air Group, Inc.	1,959,300

Banks (0.9%)
16,500	SVB Financial Group	1,849,485	*

Biotechnology (3.6%)
20,000	Alkermes PLC	857,400	*
37,500	BioMarin Pharmaceutical, Inc.	2,706,000	*
27,500	Cubist Pharmaceuticals, Inc.	1,824,350	*
5,000	Puma Biotechnology, Inc.	1,192,850	*
5,000	United Therapeutics Corp.	643,250	*
		7,223,850
Building Products (1.0%)
49,000	Fortune Brands Home & Security, Inc.	2,014,390

Capital Markets (2.6%)
15,000	Affiliated Managers Group, Inc.	3,005,400	*
40,000	Raymond James Financial, Inc.	2,143,200
		5,148,600
Chemicals (0.7%)
40,000	PolyOne Corp.	1,423,200

Commercial Services & Supplies (1.3%)
22,500	Stericycle, Inc.	2,622,600	*

Communications Equipment (2.7%)
55,000	ARRIS Group, Inc.	1,559,525	*
15,000	F5 Networks, Inc.	1,781,100	*
20,000	Palo Alto Networks, Inc.	1,962,000	*
		5,302,625
Consumer Finance (1.0%)
37,500	Portfolio Recovery Associates, Inc.	1,958,625	*

Containers & Packaging (1.1%)
34,300	Packaging Corp. of America	2,189,026

Distributors (1.1%)
80,000	LKQ Corp.	2,127,200	*

Diversified Financial Services (0.9%)
32,500	CBOE Holdings, Inc.	1,739,563

Electrical Equipment (1.5%)
57,500	AMETEK, Inc.	2,887,075

Electronic Equipment, Instruments & Components (2.6%)
20,000	Amphenol Corp. Class A	1,997,200
60,000	CDW Corp.	1,863,000
18,500	Zebra Technologies Corp. Class A	1,312,945	*
		5,173,145
Energy Equipment & Services (0.6%)
18,400	Oceaneering International, Inc.	1,199,128

Food & Staples Retailing (0.9%)
21,000	PriceSmart, Inc.	1,798,440

Food Products (2.0%)
22,500	TreeHouse Foods, Inc.	1,811,250	*
60,000	WhiteWave Foods Co.	2,179,800	*
		3,991,050
Health Care Equipment & Supplies (1.7%)
10,400	Cooper Cos., Inc.	1,619,800
60,000	Wright Medical Group, Inc.	1,818,000	*
		3,437,800
Health Care Providers & Services (6.4%)
55,000	Acadia Healthcare Co., Inc.	2,667,500	*
62,500	Envision Healthcare Holdings, Inc.	2,167,500	*
60,000	HealthSouth Corp.	2,214,000
12,500	IPC The Hospitalist Co., Inc.	559,875	*
25,000	Omnicare, Inc.	1,556,500
25,000	Universal Health Services, Inc. Class B	2,612,500
17,500	WellCare Health Plans, Inc.	1,055,950	*
		12,833,825
Health Care Technology (1.6%)
52,500	Cerner Corp.	3,127,425	*

Hotels, Restaurants & Leisure (1.8%)
13,000	Buffalo Wild Wings, Inc.	1,745,510	*
85,000	MGM Resorts International	1,936,300	*
		3,681,810
Household Durables (0.7%)
43,300	Newell Rubbermaid, Inc.	1,489,953

Industrial Conglomerates (1.3%)
18,000	Roper Industries, Inc.	2,633,220

Internet & Catalog Retail (0.6%)
32,500	HomeAway, Inc.	1,153,750	*

Internet Software & Services (1.9%)
22,500	Akamai Technologies, Inc.	1,345,500	*
25,000	Demandware, Inc.	1,273,000	*
45,000	Pandora Media, Inc.	1,087,200	*
		3,705,700
IT Services (3.2%)
13,500	Alliance Data Systems Corp.	3,351,645	*
15,000	Fiserv, Inc.	969,525	*
14,000	FleetCor Technologies, Inc.	1,989,680	*
		6,310,850
Leisure Products (1.1%)
15,000	Polaris Industries, Inc.	2,246,850

Life Sciences Tools & Services (1.8%)
20,000	ICON PLC	1,144,600	*
14,500	Illumina, Inc.	2,376,840	*
		3,521,440
Machinery (2.7%)
22,500	Dover Corp.	1,807,425
25,000	Pall Corp.	2,092,500
17,500	Wabtec Corp.	1,418,200
		5,318,125
Media (0.6%)
7,500	Charter Communications, Inc. Class A	1,135,275	*

Multiline Retail (1.5%)
35,000	Dollar Tree, Inc.	1,962,450	*
50,000	Tuesday Morning Corp.	970,250	*
		2,932,700
Oil, Gas & Consumable Fuels (3.0%)
26,000	Antero Resources Corp.	1,427,140	*
37,500	Cabot Oil & Gas Corp.	1,225,875
17,500	Concho Resources, Inc.	2,194,325	*
27,500	Oasis Petroleum, Inc.	1,149,775	*
		5,997,115
Pharmaceuticals (3.8%)
57,500	Akorn, Inc.	2,085,525	*
25,000	Endo International PLC	1,708,500	*
6,000	Mallinckrodt PLC	540,900	*
35,000	Mylan, Inc.	1,592,150	*
10,000	Salix Pharmaceuticals Ltd.	1,562,400	*
		7,489,475
Professional Services (2.3%)
12,500	Advisory Board Co.	582,375	*
45,000	Verisk Analytics, Inc. Class A	2,740,050	*
27,500	WageWorks, Inc.	1,252,075	*
		4,574,500
Real Estate Management & Development (1.0%)
16,000	Jones Lang LaSalle, Inc.	2,021,440

Road & Rail (2.1%)
27,500	J.B. Hunt Transport Services, Inc.	2,036,375
30,000	Old Dominion Freight Line, Inc.	2,119,200	*
		4,155,575
Semiconductors & Semiconductor Equipment (7.0%)
50,000	Avago Technologies Ltd.	4,350,000
32,500	Cavium, Inc.	1,616,225	*
26,500	Lam Research Corp.	1,979,550
40,000	Microchip Technology, Inc.	1,889,200
35,000	Monolithic Power Systems, Inc.	1,541,750
38,500	NXP Semiconductors NV	2,634,555	*
		14,011,280
Software (5.2%)
90,000	Activision Blizzard, Inc.	1,871,100
20,000	Autodesk, Inc.	1,102,000	*
30,000	Electronic Arts, Inc.	1,068,300	*
25,000	ServiceNow, Inc.	1,469,500	*
17,900	Splunk, Inc.	990,944	*
35,000	Synchronoss Technologies, Inc.	1,602,300	*
8,500	Ultimate Software Group, Inc.	1,202,835	*
13,000	Workday, Inc. Class A	1,072,500	*
		10,379,479
Specialty Retail (7.6%)
15,000	Advance Auto Parts, Inc.	1,954,500
22,500	Cabela's, Inc.	1,325,250	*
20,000	Lithia Motors, Inc. Class A	1,513,800
19,100	O'Reilly Automotive, Inc.	2,871,876	*
25,000	Ross Stores, Inc.	1,889,500
12,500	Signet Jewelers Ltd.	1,423,875
35,000	Tractor Supply Co.	2,152,850
30,000	Williams-Sonoma, Inc.	1,997,100
		15,128,751
Technology Hardware, Storage & Peripherals (1.0%)
20,000	SanDisk Corp.	1,959,000

Textiles, Apparel & Luxury Goods (4.7%)
23,500	Carter's, Inc.	1,821,720
29,900	Hanesbrands, Inc.	3,212,456
60,000	Kate Spade & Co.	1,573,800	*
40,000	Under Armour, Inc. Class A	2,764,000	*
		9,371,976
Trading Companies & Distributors (1.3%)
23,300	United Rentals, Inc.	2,588,630	*

Wireless Telecommunication Services (2.1%)
37,500	SBA Communications Corp. Class A	4,158,750	*

Total Common Stocks (Cost $137,696,618)		187,650,796

Short-Term Investments (6.4%)
12,733,821	State Street Institutional Liquid Reserves Fund Premier Class (Cost $12,733,821)	12,733,821

Total Investments (100.7%) (Cost $150,430,439)		200,384,617	##

Liabilities, less cash, receivables and other assets [(0.7%)]		(1,402,345)

Total Net Assets (100.0%)		$ 198,982,272

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (95.5%)

Aerospace & Defense (5.2%)
33,350	General Dynamics Corp.	4,238,452
95,600	Spirit Aerosystems Holdings, Inc. Class A	3,638,536	*
		7,876,988
Auto Components (1.4%)
16,500	Lear Corp.	1,425,765
7,300	TRW Automotive Holdings Corp.	739,125	*
		2,164,890
Banks (7.6%)
76,900	BankUnited, Inc.	2,344,681
52,800	BB&T Corp.	1,964,688
53,400	Comerica, Inc.	2,662,524
225,800	Huntington Bancshares, Inc.	2,197,034
19,400	M&T Bank Corp.	2,391,826
		11,560,753
Building Products (0.9%)
42,700	Owens Corning	1,355,725

Capital Markets (2.0%)
40,400	State Street Corp.	2,973,844

Chemicals (2.6%)
38,700	Ashland, Inc.	4,028,670

Commercial Services & Supplies (8.9%)
153,300	ADT Corp.	5,436,018
168,700	Covanta Holding Corp.	3,579,814
49,500	Republic Services, Inc.	1,931,490
58,800	Tyco International Ltd.	2,620,716
		13,568,038
Construction & Engineering (1.2%)
94,400	KBR, Inc.	1,777,552

Containers & Packaging (0.9%)
32,100	Avery Dennison Corp.	1,433,265

Electric Utilities (2.0%)
54,200	Edison International	3,030,864

Electrical Equipment (0.9%)
20,800	Regal-Beloit Corp.	1,336,400

Electronic Equipment, Instruments & Components (3.0%)
35,100	Dolby Laboratories, Inc. Class A	1,466,829	*
294,300	Flextronics International Ltd.	3,037,176	*
		4,504,005
Energy Equipment & Services (2.0%)
46,500	Cameron International Corp.	3,086,670	*

Food & Staples Retailing (3.1%)
42,100	CVS Caremark Corp.	3,350,739
39,450	Safeway, Inc.	1,353,135
		4,703,874
Health Care Equipment & Supplies (1.9%)
28,200	Zimmer Holdings, Inc.	2,835,510
Health Care Providers & Services (2.4%)
21,400	Cardinal Health, Inc.	1,603,288
33,700	Omnicare, Inc.	2,098,162
		3,701,450
Hotels, Restaurants & Leisure (2.0%)
60,100	Darden Restaurants, Inc.	3,092,746

Independent Power and Renewable Electricity Producers (2.3%)
241,300	AES Corp.	3,421,634

IT Services (6.0%)
80,300	Amdocs Ltd.	3,684,164
68,400	Teradata Corp.	2,867,328	*
160,300	Western Union Co.	2,571,212
		9,122,704
Machinery (2.0%)
22,900	Valmont Industries, Inc.	3,089,897

Multi-Utilities (3.4%)
114,000	CenterPoint Energy, Inc.	2,789,580
30,400	DTE Energy Co.	2,312,832
		5,102,412
Multiline Retail (2.0%)
48,900	Kohl's Corp.	2,984,367

Oil, Gas & Consumable Fuels (5.9%)
90,300	Cabot Oil & Gas Corp.	2,951,907
56,100	Devon Energy Corp.	3,824,898
16,638	Energy Transfer Partners L.P.	1,064,666
33,400	Southwestern Energy Co.	1,167,330	*
		9,008,801
Real Estate Investment Trusts (5.6%)
119,577	Corrections Corporation of America	4,108,666
136,900	Starwood Property Trust, Inc.	3,006,324
53,340	Starwood Waypoint Residential Trust	1,387,373
		8,502,363
Road & Rail (2.5%)
147,000	Hertz Global Holdings, Inc.	3,732,330	*

Semiconductors & Semiconductor Equipment (3.3%)
86,000	Skyworks Solutions, Inc.	4,992,300

Software (5.5%)
107,100	Cadence Design Systems, Inc.	1,843,191	*
42,700	Check Point Software Technologies Ltd.	2,956,548	*
226,100	Nuance Communications, Inc.	3,485,331	*
		8,285,070
Specialty Retail (7.1%)
111,100	Best Buy Co., Inc.	3,731,849
151,200	Express, Inc.	2,360,232	*
605,400	Office Depot, Inc.	3,111,756	*
76,700	Select Comfort Corp.	1,604,564	*
		10,808,401
Thrifts & Mortgage Finance (0.9%)
97,600	People's United Financial, Inc.	1,412,272

Wireless Telecommunication Services (1.0%)
62,000	Telephone & Data Systems, Inc.	1,485,520
Total Common Stocks (Cost $114,101,668)		144,979,315

Short-Term Investments (4.9%)
7,389,154	State Street Institutional Liquid Reserves Fund Premier Class (Cost $7,389,154)	7,389,154

Total Investments (100.4%) (Cost $121,490,822)		152,368,469	##

Liabilities, less cash, receivables and other assets [(0.4%)]		(533,964)

Total Net Assets (100.0%)		$ 151,834,505

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments Short Duration Bond Portfolio
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (1.4%)
2,500,000	U.S. Treasury Notes, 0.25%, due 2/15/15	2,501,952	ØØ
295,000	U.S. Treasury Notes, 0.38%, due 3/15/15	295,438
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,798,860)	2,797,390

Mortgage-Backed Securities (37.1%)

Adjustable Mixed Balance (1.8%)
2,121,419	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.36%, due 9/20/36	1,773,491	µ
325,488	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.28%, due 6/19/34	316,880	µ
1,346,777	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.54%, due 12/25/34	1,339,431	µ
		3,429,802
Collateralized Mortgage Obligations (0.3%)
659,621	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.37%, due 9/26/33	653,420	µ

Commercial Mortgage-Backed (23.5%)
2,534,821	Banc of America Commercial Mortgage, Inc., Ser. 2005-2, Class A5, 4.86%, due 7/10/43	2,563,941
1,956,118	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	1,960,372
131,252	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.51%, due 1/15/46	131,988	µ
5,349,934	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	5,311,217
1,216,015	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	1,212,055
2,012,876	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	1,993,154
2,438,876	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	2,427,962
1,884,190	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 6.00%, due 6/15/38	1,995,757	µ
1,375,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	1,481,033
2,300,000	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	2,396,715
4,373,422	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	4,356,121
2,072,923	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	2,153,845
4,462,338	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	4,488,421
1,031,180	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	1,043,397	ñ
3,524,178	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	3,590,454
3,431,149	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	3,559,254
939,169	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	946,556	ñ
4,146,975	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	4,133,634
		45,745,876
Mortgage-Backed Non-Agency (1.8%)
676,695	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	717,017	ñ
2,182,855	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	2,334,258	ñ
408,986	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	435,319	ñ
		3,486,594
Fannie Mae (5.2%)
2,403,708	Pass-Through Certificates, 3.50%, due 10/1/25	2,532,065
3,988,068	Pass-Through Certificates, 3.00%, due 9/1/27	4,122,195
3,298,883	Pass-Through Certificates, 4.50%, due 5/1/41	3,568,934
		10,223,194
Freddie Mac (4.5%)
7,237	Pass-Through Certificates, 10.00%, due 4/1/20	7,271
2,394,984	Pass-Through Certificates, 3.50%, due 5/1/26	2,516,344
3,261,800	Pass-Through Certificates, 3.00%, due 1/1/27	3,358,536
2,614,808	Pass-Through Certificates, 4.50%, due 11/1/39	2,822,484
		8,704,635
	Total Mortgage-Backed Securities (Cost $73,271,696)	72,243,521

Corporate Debt Securities (37.8%)

Aerospace & Defense (0.1%)
220,000	L-3 Communications Corp., Guaranteed Notes, 1.50%, due 5/28/17	218,008

Auto Manufacturers (2.9%)
1,900,000	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, due 8/11/15	1,909,979	ñ
1,005,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	1,004,185	ñ
1,980,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	1,984,752
750,000	Volkswagen Group of America Finance LLC, Guaranteed Notes, 1.25%, due 5/23/17	746,009	ñ
		5,644,925
Banks (13.2%)
980,000	American Express Centurion Bank, Senior Unsecured Bank Notes, 0.88%, due 11/13/15	983,123
1,110,000	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	1,150,083
3,325,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	3,314,546	ØØ
2,175,000	Deutsche Bank AG London, Senior Unsecured Notes, 1.35%, due 5/30/17	2,160,267
1,280,000	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	1,290,305
6,390,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	6,376,473	ØØ
785,000	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	780,503	ñ
480,000	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	485,093
1,445,000	Sumitomo Mitsui Banking Corp., Guaranteed Notes, 0.90%, due 1/18/16	1,445,938
4,875,000	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	4,914,541
2,780,000	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	2,798,985	ØØ
		25,699,857
Beverages (0.5%)
280,000	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	280,412	ñ
640,000	Suntory Holdings Ltd., Unsecured Notes, 1.65%, due 9/29/17	640,166	ñØ
		920,578
Commercial Services (0.2%)
305,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	307,137	ñ

Computers (3.3%)
1,300,000	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	1,321,731
5,050,000	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	5,052,691	ØØ
		6,374,422
Diversified Financial Services (3.8%)
1,510,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	1,601,222
2,145,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	2,152,627	ØØ
1,890,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	1,912,820
1,405,000	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	1,412,163	ñ
425,000	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	425,617
		7,504,449
Electric (0.5%)
895,000	Electricite de France SA, Senior Unsecured Notes, 1.15%, due 1/20/17	892,752	ñ

Electronics (0.5%)
1,000,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	997,004

Food (0.7%)
660,000	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	664,895
765,000	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	768,759	ñ
		1,433,654
Healthcare - Products (0.2%)
475,000	CareFusion Corp., Senior Unsecured Notes, 1.45%, due 5/15/17	472,561

Healthcare - Services (0.2%)
475,000	Ventas Realty LP, Guaranteed Notes, 1.25%, due 4/17/17	472,744

Home Furnishings (0.3%)
615,000	Whirlpool Corp., Senior Unsecured Notes, 1.35%, due 3/1/17	612,854

Internet (0.7%)
1,310,000	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	1,310,198

Machinery Diversified (1.0%)
1,900,000	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	1,905,730

Media (2.7%)
2,325,000	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.77%, due 4/15/16	2,330,113	µñ
350,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	349,416
415,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	414,444
1,940,000	Time Warner, Inc., Guaranteed Notes, 5.88%, due 11/15/16	2,128,463
		5,222,436
Mining (0.7%)
1,280,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	1,281,365
Oil & Gas (0.6%)
500,000	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	500,361
615,000	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	615,218
		1,115,579
Pharmaceuticals (2.2%)
1,555,000	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	1,563,893
540,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	538,078
2,250,000	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	2,280,784
		4,382,755
Pipelines (0.9%)
815,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	818,824
875,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	876,763
		1,695,587
Real Estate (0.3%)
640,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	640,987	ñ

Real Estate Investment Trusts (0.7%)
1,465,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 2.00%, due 2/6/17	1,464,281	ñ

Telecommunications (1.6%)
1,120,000	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	1,117,396
1,915,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	1,964,828
		3,082,224
	Total Corporate Debt Securities (Cost $73,276,792)	73,652,087

Asset-Backed Securities (23.2%)
4,890,000	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	4,887,355
6,825,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.39%, due 5/15/20	6,809,098	µ
2,125,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.42%, due 9/16/19	2,127,076	µ
4,797,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.23%, due 12/16/19	4,775,346	µ
2,890,000	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	2,882,183
4,200,000	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.42%, due 5/15/19	4,210,949	µ
3,705,000	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.25%, due 4/24/17	3,703,518	µ
5,725,000	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	5,725,126
2,225,000	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	2,220,797
458,339	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.32%, due 11/23/22	457,573	µ
465,528	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.38%, due 1/25/21	465,493	µ
2,643,530	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.31%, due 4/25/23	2,639,208	µ
1,412,669	SLM Student Loan Trust, Ser. 2013-2, Class A, 0.60%, due 9/25/26	1,410,185	µ
3,166,059	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.32%, due 6/25/36	2,954,978	µ
	Total Asset-Backed Securities (Cost $45,441,150)	45,268,885

Short-Term Investments (0.8%)
1,565,682	State Street Institutional Liquid Reserves Fund Premier Class
	(Cost $1,565,682)	1,565,682

	Total Investments (100.3%) (Cost $196,354,180)	195,527,565	##

	Liabilities, less cash, receivables and other assets [(0.3%)]	(545,904)	±

	Total Net Assets (100.0%)	$194,981,661

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments Small Cap Growth Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (97.9%)

Aerospace & Defense (1.9%)
4,025	HEICO Corp.	187,968
17,100	Kratos Defense & Security Solutions, Inc.	112,176	*
		300,144
Auto Components (2.3%)
3,350	Gentherm, Inc.	141,471	*
8,000	Motorcar Parts of America, Inc.	217,680	*
		359,151
Banks (1.6%)
7,800	Bank of the Ozarks, Inc.	245,856

Biotechnology (5.8%)
4,300	AMAG Pharmaceuticals, Inc.	136,218	*
15,700	Dyax Corp.	158,884	*
28,100	Novavax, Inc.	117,177	*
2,600	Ophthotech Corp.	101,218	*
3,800	Portola Pharmaceuticals, Inc.	96,064	*
3,300	PTC Therapeutics, Inc.	145,233	*
600	Puma Biotechnology, Inc.	143,142	*
		897,936
Capital Markets (1.3%)
4,300	Stifel Financial Corp.	201,627	*

Chemicals (1.4%)
3,400	Minerals Technologies, Inc.	209,814

Commercial Services & Supplies (1.0%)
3,400	US Ecology, Inc.	158,984

Communications Equipment (2.6%)
2,400	Arista Networks, Inc.	211,992	*
1,900	Palo Alto Networks, Inc.	186,390	*
		398,382
Consumer Finance (1.2%)
3,400	Portfolio Recovery Associates, Inc.	177,582	*

Containers & Packaging (1.6%)
20,500	Graphic Packaging Holding Co.	254,815	*

Diversified Consumer Services (1.5%)
5,600	Bright Horizons Family Solutions, Inc.	235,536	*

Food Products (3.6%)
3,000	Hain Celestial Group, Inc.	307,050	*
3,100	TreeHouse Foods, Inc.	249,550	*
		556,600
Health Care Equipment & Supplies (6.9%)
10,650	LDR Holding Corp.	331,534	*
8,600	Spectranetics Corp.	228,502	*
12,150	Tornier NV	290,385	*
7,100	Wright Medical Group, Inc.	215,130	*
		1,065,551
Health Care Providers & Services (6.1%)
5,600	Acadia Healthcare Co., Inc.	271,600	*
5,200	Air Methods Corp.	288,860	*
5,200	HealthSouth Corp.	191,880
2,800	LifePoint Hospitals, Inc.	193,732	*
		946,072
Hotels, Restaurants & Leisure (1.0%)
7,800	La Quinta Holdings, Inc.	148,122	*

Internet & Catalog Retail (1.2%)
5,050	HomeAway, Inc.	179,275	*

Internet Software & Services (3.4%)
4,300	comScore, Inc.	156,563	*
7,200	Constant Contact, Inc.	195,408	*
3,450	Demandware, Inc.	175,674	*
		527,645
IT Services (4.0%)
10,650	iGATE Corp.	391,068	*
2,100	WEX, Inc.	231,672	*
		622,740
Leisure Products (1.7%)
6,200	Brunswick Corp.	261,268

Life Sciences Tools & Services (1.6%)
2,600	Techne Corp.	243,230

Machinery (1.3%)
3,300	CLARCOR, Inc.	208,164

Media (2.5%)
4,300	Lions Gate Entertainment Corp.	141,771
4,000	Rentrak Corp.	243,760	*
		385,531
Metals & Mining (1.0%)
6,000	Century Aluminum Co.	155,820	*

Multiline Retail (2.6%)
21,100	Tuesday Morning Corp.	409,445	*

Oil, Gas & Consumable Fuels (4.2%)
2,900	Carrizo Oil & Gas, Inc.	156,078	*
7,000	Matador Resources Co.	180,950	*
5,800	Sanchez Energy Corp.	152,308	*
13,500	Synergy Resources Corp.	164,565	*
		653,901
Personal Products (1.7%)
27,600	IGI Laboratories, Inc.	257,232	*

Pharmaceuticals (4.0%)
4,400	Akorn, Inc.	159,588	*
10,900	Depomed, Inc.	165,571	*
10,100	Flamel Technologies SA ADR	144,531	*
1,600	Pacira Pharmaceuticals, Inc.	155,072	*
		624,762
Professional Services (1.9%)
7,350	Paylocity Holding Corp.	144,428	*
3,200	WageWorks, Inc.	145,696	*
		290,124
Real Estate Investment Trusts (1.5%)
6,200	Geo Group, Inc.	236,964

Road & Rail (3.2%)
3,650	Old Dominion Freight Line, Inc.	257,836	*
4,650	Saia, Inc.	230,454	*
		488,290
Semiconductors & Semiconductor Equipment (7.8%)
9,800	Cavium, Inc.	487,354	*
8,100	Microsemi Corp.	205,821	*
8,000	Monolithic Power Systems, Inc.	352,400
2,200	Synaptics, Inc.	161,040	*
		1,206,615
Software (9.3%)
8,100	Fortinet, Inc.	204,647	*
16,000	MobileIron, Inc.	178,240	*
6,300	NetScout Systems, Inc.	288,540	*
6,150	Proofpoint, Inc.	228,411	*
5,400	PTC, Inc.	199,260	*
2,450	Ultimate Software Group, Inc.	346,699	*
		1,445,797
Specialty Retail (1.2%)
2,400	Lithia Motors, Inc. Class A	181,656

Textiles, Apparel & Luxury Goods (3.3%)
3,350	G-III Apparel Group Ltd.	277,581	*
3,700	Oxford Industries, Inc.	225,663
		503,244
Trading Companies & Distributors (0.7%)
3,300	Air Lease Corp.	107,250

Total Common Stocks (Cost $14,614,486)		15,145,125

Short-Term Investments (1.6%)
251,981	State Street Institutional Liquid Reserves Fund Premier Class (Cost $251,981)	251,981

Total Investments (99.5%) (Cost $14,866,467)		15,397,106	##

Cash, receivables and other assets, less liabilities (0.5%)		83,066

Total Net Assets (100.0%)		15,480,172

See Notes to Schedule of Investments

SEPTEMBER 30, 2014

Schedule of Investments Socially Responsive Portfolio
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (96.0%)

Airlines (1.8%)
112,878	Ryanair Holdings PLC ADR	6,369,706	*

Auto Components (1.4%)
93,901	BorgWarner, Inc.	4,940,132

Banks (3.5%)
296,871	U.S. Bancorp	12,418,114

Commercial Services & Supplies (1.1%)
129,677	Herman Miller, Inc.	3,870,858

Consumer Finance (4.6%)
189,376	American Express Co.	16,577,975

Diversified Financial Services (3.8%)
68,861	Intercontinental Exchange, Inc.	13,431,338

Diversified Telecommunication Services (1.6%)
139,135	tw telecom, inc.	5,789,407	*

Electric Utilities (2.0%)
162,043	Northeast Utilities	7,178,505

Energy Equipment & Services (2.3%)
80,383	Schlumberger Ltd.	8,174,147

Food & Staples Retailing (2.7%)
76,356	Costco Wholesale Corp.	9,568,934

Food Products (5.8%)
89,582	J.M. Smucker Co.	8,867,722
296,366	Unilever NV	11,759,803
		20,627,525
Health Care Equipment & Supplies (5.1%)
195,875	Abbott Laboratories	8,146,441
88,485	Becton, Dickinson & Co.	10,070,478
		18,216,919
Household Durables (5.2%)
544,325	Newell Rubbermaid, Inc.	18,730,223

Household Products (1.5%)
63,819	Procter & Gamble Co.	5,344,203

Industrial Conglomerates (7.6%)
87,139	3M Co.	12,345,853
194,901	Danaher Corp.	14,808,578
		27,154,431
Industrial Gases (1.9%)
53,937	Praxair, Inc.	6,957,873

Insurance (4.3%)
603,781	Progressive Corp.	15,263,584

Internet Software & Services (3.6%)
225,892	eBay, Inc.	12,792,264	*

IT Services (1.3%)
62,691	MasterCard, Inc. Class A	4,634,119

Oil, Gas & Consumable Fuels (4.2%)
27,925	Cimarex Energy Co.	3,533,350
168,760	Noble Energy, Inc.	11,536,434
		15,069,784
Pharmaceuticals (5.9%)
34,780	Roche Holding AG	10,270,636
192,203	Sanofi ADR	10,846,015
		21,116,651
Professional Services (3.3%)
240,614	Robert Half International, Inc.	11,790,086

Semiconductors & Semiconductor Equipment (7.5%)
193,323	Microchip Technology, Inc.	9,130,645
368,763	Texas Instruments, Inc.	17,586,308
		26,716,953
Software (3.3%)
136,112	Intuit, Inc.	11,930,217

Specialty Chemicals (0.8%)
63,275	Novozymes A/S B Shares	2,738,264

Specialty Retail (6.0%)
34,745	O'Reilly Automotive, Inc.	5,224,258	*
271,594	TJX Cos., Inc.	16,070,217
		21,294,475
Trading Companies & Distributors (3.9%)
167,211	NOW, Inc.	5,084,887	*
35,910	W.W. Grainger, Inc.	9,036,751
		14,121,638
Total Common Stocks (Cost $261,873,455)		342,818,325

Short-Term Investments (4.1%)
14,709,249	State Street Institutional Treasury Money Market Fund Premier Class (Cost $14,709,249)	14,709,249

Principal Amount

Certificates of Deposit (0.1%)
$100,000	Self Help Credit Union, 0.25%, due 10/16/14	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 10/29/14	100,000

Total Certificates of Deposit (Cost $200,000)		200,000	#

Total Investments (100.2%) (Cost $276,782,704)		357,727,574	##

Liabilities, less cash, receivables and other assets [(0.2%)]		(825,194)

Total Net Assets (100.0%)		$356,902,380

See Notes to Schedule of Investments

September 30, 2014 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Balanced Portfolio (“Balanced”), Growth Portfolio (“Growth”), Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), Small Cap Growth Portfolio (“Small Cap Growth”), and Socially Responsive Portfolio (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 –unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of September 30, 2014:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Balanced
Investments:
Common Stocks^	$9,172,555	$-	$-	$9,172,555
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	210,214	-	210,214
Mortgage-Backed Securities^	-	1,623,825	-	1,623,825
Corporate Debt Securities^	-	1,646,123	-	1,646,123
Asset-Backed Securities	-	954,405	-	954,405
Short-Term Investments	-	228,195	-	228,195
Total Investments	9,172,555	4,662,762	-	13,835,317
Growth
Investments:
Common Stocks^	7,550,562	-	-	7,550,562
Short-Term Investments	-	123,158	-	123,158
Total Investments	7,550,562	123,158	-	7,673,720
Guardian
Investments:
Common Stocks:
Pharmaceuticals	2,569,653	2,378,370	-	4,948,023
Other Common Stocks^ß	77,801,636		-	77,801,636
Total Common Stocks	80,371,289	2,378,370	-	82,749,659
Short-Term Investments	-	1,121,157	-	1,121,157
Total Investments	80,371,289	3,499,527	-	83,870,816
International Equity
Investments:
Common Stocks^
Austria	-	838,084	-	838,084
Belgium	-	607,415	-	607,415
Denmark	-	1,093,817	-	1,093,817
France	-	6,238,826	-	6,238,826

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Germany	774,638	7,287,050	-	8,061,688
Ireland	-	483,550	-	483,550
Israel	1,506,316	942,890	-	2,449,206
Italy	-	742,608	-	742,608
Korea	-	1,024,100	-	1,024,100
Netherlands	562,121	3,312,178	-	3,874,299
Norway	368,941	1,760,205	-	2,129,146
Sweden	-	1,230,612	-	1,230,612
Switzerland	-	9,038,035	-	9,038,035
United Kingdom	2,545,256	10,169,663	-	12,714,919
Other Common Stocksß	21,301,832	-	-	22,253,928
Total Common Stocks	27,059,104	44,769,033	-	71,828,137
Short-Term Investments	-	1,875,229	-	1,875,229
Total Investments	27,059,104	46,644,262	-	73,703,366
Large Cap Value
Investments:
Common Stocks^	64,443,629	-	-	64,443,629
Exchange Traded Funds	2,560,920	-	-	2,560,920
Short-Term Investments	-	2,235,880	-	2,235,880
Total Investments	67,004,549	2,235,880	-	69,240,429
Mid Cap Growth
Investments:
Common Stocks^	187,650,796	-	-	187,650,796
Short-Term Investments	-	12,733,821	-	12,733,821
Total Investments	187,650,796	12,733,821	-	200,384,617
Mid Cap Intrinsic Value
Investments:
Common Stocks^	144,979,315	-	-	144,979,315
Short-Term Investments	-	7,389,154	-	7,389,154
Total Investments	144,979,315	7,389,154	-	152,368,469
Short Duration Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	2,797,390	-	2,797,390
Mortgage-Backed Securities^	-	72,243,521	-	72,243,521
Corporate Debt Securities^	-	73,652,087	-	73,652,087
Asset-Backed Securities	-	45,268,885	-	45,268,885
Short-Term Investments	-	1,565,682	-	1,565,682
Total Investments	-	195,527,565	-	195,527,565
Small Cap Growth
Investments:
Common Stocks^	15,145,125	-	-	15,145,125
Short-Term Investments	-	251,981	-	251,981
Total Investments	15,145,125	251,981	-	15,397,106
Socially Responsive
Investments:
Common Stocks^	329,809,425	13,008,900	-	342,818,325
Short-Term Investments	-	14,709,249	-	14,709,249
Certificates of Deposit	-	200,000	-	200,000
Total Investments	329,809,425	27,918,149	-	357,727,574

^ The Schedule of Investments (or Summary Schedule of Investments by Industry for International Equity) provides information on the industry categorization for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.

As of the period ending September 30, 2014, certain securities were transferred from one level to another based on beginning of period market values as of December 31, 2013. Approximately $5,201,433 was transferred from Level 1 to Level 2 for International Equity. Interactive provided adjusted prices for these securities as of September 30, 2014, as stated in the description of the valuation methods of foreign equity securities in footnote † above. Also, $2,739,091 was transferred from Level 2 to Level 1 for International Equity due to

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

active market activity on recognized exchanges as of September 30, 2014. These securities had been categorized as Level 2 as of December 31, 2013, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date. As of the period ending September 30, 2014, the Funds had no transfers into or out of Level 3.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of September 30, 2014:

Asset Valuation Inputs

Short Duration Bond	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized appreciation)	$1,252	$-	$-	$1,252

#	At cost, which approximates market value.
##	At September 30, 2014, selected fund information on a U.S. federal income tax basis was as follows:

#
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$11,355,805	$2,583,893	$104,381	$2,479,512
Growth	5,490,016	2,236,479	52,775	2,183,704
Guardian	59,919,418	24,170,879	219,481	23,951,398
International Equity	72,907,479	4,386,911	3,591,024	795,887
Large Cap Value	62,436,795	8,333,449	1,529,815	6,803,634
Mid Cap Growth	150,396,731	51,297,545	1,309,659	49,987,886
Mid Cap Intrinsic Value	121,455,387	33,658,910	2,745,828	30,913,082
Short Duration Bond	196,766,884	512,710	1,752,029	(1,239,319)
Small Cap Growth	14,901,777	931,272	435,943	495,329
Socially Responsive	277,139,370	81,541,708	953,504	80,588,204

*	Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At September 30, 2014, these securities amounted to $278,404 or 2.0% of net assets for Balanced, $562,121 or 0.8% of net assets for International Equity, and $18,653,993 or 9.6% of net assets for Short Duration Bond.

Ø	All or a portion of this security was purchased on a when-issued basis. At September 30, 2014 these securities amounted to $640,166 for Short Duration.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments.

µ
Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of September 30, 2014, and their final maturities.

±	At September 30, 2014, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Short Duration Bond	December 2014	40 U.S. Treasury Note, 2 Year	Short	$1,252

At September 30, 2014, the notional value of financial futures contracts was $(8,753,750) for Short Duration Bond.

At September 30, 2014, Short Duration Bond had deposited $12,021 in a segregated account to cover margin requirements on open financial futures contracts.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO
The fund was not operational and had no assets at the close of the reporting period.
INTERNATIONAL SELECT PORTFOLIO*
The fund was not operational and had no assets at the close of the reporting period.
*Prior to May 1, 2014, International Select Portfolio was known as International Large Cap Portfolio.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Advisers Management Trust
By:	/s/ Robert Conti Robert Conti Chief Executive Officer and President

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti Robert Conti Chief Executive Officer and President

Date: November 26, 2014

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: November 26, 2014